SEC. File Nos. 33-17917
                         811-5364
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          FORM N-1A
                   Registration Statement
                           Under
                the Securities Act of 1933
              Post-Effective Amendment No. 12
                           and
                  Registration Statement
                          Under
            The Investment Company Act of 1940
                       Amendment No. 15

               AMERICAN HIGH-INCOME TRUST
   (Exact Name of Registrant as specified in charter)
                 333 South Hope Street
             Los Angeles, California 90071
         (Address of principal executive offices)

  Registrant's telephone number, including area code:
                   (213) 486-9200


JULIE F. WILLIAMS
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Cary I. Klafter, Esq.
MORRISON & FOERSTER
345 California Street
San Francisco, California 94104
(Counsel for the Registrant)

The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.
   On November 16, 1995, it filed its 24f-2 notice for fiscal 1995.

                 Approximate date of proposed public offering:
   It is proposed that this filing become effective on November 25, 1995, pursuant to paragraph (b) of rule 485.

               AMERICAN HIGH-INCOME TRUST

CROSS REFERENCE SHEET

    Item Number of

Part "A" of Form N-1A                                       Captions in Prospectus (Part "A")

1.       Cover Page                          Cover Page

2.       Synopsis                            Summary of Expenses

3.       Condensed Financial Information     Financial Highlights

4.       General Description of Registrant   Investment Objectives and Policies

5.       Management of the Fund              Summary of Expenses: Fund Organization and Management

6.       Capital Stock and Other Securities   Investment Objectives and Policies; Certain Securities and

                                             Investment Techniques; Fund Organization and Management; Dividends,

                                             Distributions and Taxes

7.       Purchase of Securities Being Offered   Purchasing Shares

8.       Redemption or Repurchase            Redeeming Shares

9.       Legal Proceedings                   N/A



Item Number of                                        Captions in Statement of

Part "B" of Form N-1A                                       Additional Information (Part "B")

10.      Cover Page                          Cover

11.      Table of Contents                   Table of Contents

12.      General Information and History     General Information; Investment Restrictions

13.      Investment Objectives and Policies   Description of Securities and Investment Techniques;

                                             Investment Restrictions

14.      Management of the Registrant        Fund Officers and Trustees; Management

15.      Control Persons and Principal Holders    Fund Officers and Trustees of Securities

16.      Investment Advisory and Other Services   Management

17.      Brokerage Allocation and Other Practices   Execution of Portfolio Transactions

18.      Capital Stock and Other Securities   None

19.      Purchase, Redemption and Pricing of   Purchase of Shares; Shareholder Account Services and Privileges

         Securities Being Offered

20.      Tax Status                          Dividends, Distributions and Federal Taxes

21.      Underwriter                         Management -- Principal Underwriter

22.      Calculation of Performance Data     Investment Results

23.      Financial Statements                Financial Statements



   Item in Part "C"

24.      Financial Statements and Exhibits

25.      Persons Controlled by or under Common Control

         with Registrant

26.      Number of Holders of Securities

27.      Indemnification

28.      Business and Other Connections of Investment Adviser

29.      Principal Underwriters

30.      Location of Accounts and Records

31.      Management Services

32.      Undertakings


Signature Page

Prospectus

AMERICAN HIGH-INCOME TRUST(R)

AN OPPORTUNITY FOR A HIGH LEVEL OF
CURRENT INCOME AND, SECONDARILY,
CAPITAL APPRECIATION

   November 25, 1995

[LOGO OF THE AMERICAN FUNDS GROUP]

                          AMERICAN HIGH-INCOME TRUST
                             333 South Hope Street
                         Los Angeles, California 90071

The fund's primary investment objective is a high level of current income; its secondary investment objective is capital appreciation.

Under normal market conditions, the fund will invest at least 65% of its assets in bonds and debt securities rated Ba and BB or below by Moody's Investors Service, Inc., or Standard and Poor's Corporation or unrated but determined to be of comparable quality. Securities rated Ba and BB or below are commonly known as "junk" bonds and are subject to greater fluctuations in value and risk of loss of income and principal, including risk of default, than are lower yielding higher rated bonds; therefore, an investment in the fund may not be suitable for all investors and should be considered carefully prior to investing. (For additional information see "Investment Objectives and Policies," page 4; and "Certain Securities and Investment Techniques--Risks of Investing in Bonds," page 6.)

This prospectus presents information you should know before investing in the fund. It should be retained for future reference.

You may obtain the statement of additional information dated November 25, 1995, which contains the fund's financial statements, without charge, by writing to the Secretary of the fund at the above address or telephoning 800/421-0180. These requests will be honored within three business days of receipt.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   21-010-1195

         TABLE OF CONTENTS

 Summary of Expenses..............................................     3

 Financial Highlights.............................................     4

 Investment Objectives and Policies...............................     4

 Certain Securities and Investment Techniques.....................     6

 Investment Results...............................................     9

 Dividends, Distributions and Taxes...............................     9

 Fund Organization and Management.................................    10

 Appendix.........................................................    14

 The American FundsShareholder Guide.............................. 16-24

  Purchasing Shares...............................................    16

  Reducing Your Sales Charge......................................    19

  Shareholder Services............................................    20

  Redeeming Shares................................................    22

  Retirement Plans................................................    24


           IMPORTANT PHONE NUMBERS

 Shareholder Services:....800/421-0180 ext. 1

 Dealer Services:.........800/421-9900 ext. 11

 American FundsLine(R):...800/325-3590
 (24-hour information)

-------------------------------------------------------------------------------

SUMMARY
OF EXPENSES

Average annual expenses
paid over a 10-year
period would be
approximately $15 per
year, assuming a $1,000
investment and a 5%
annual return with a
maximum sales charge.

This table is designed to help you understand costs of investing in the fund. These are historical expenses; your actual expenses may vary.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offer-ing price).................................   4.75%/1/

The fund has no sales charge on reinvested dividends, deferred sales charge,/2/ redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management fees......................................................   0.53%
12b-1 expenses.......................................................   0.22%/3/
Other expenses (including audit, legal, shareholder
 services, transfer agent and custodian expenses)....................   0.14%
Total fund operating expenses........................................   0.89%


EXAMPLE                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                          ------ ------- ------- --------
You would pay the following
cumulative expenses on a $1,000
investment, assuming
a 5% annual return./4/            $56     $75     $94     $152

/1/ Sales charges are reduced for certain large purchases. (See "The American
    Funds Shareholder Guide: Purchasing Shares--Sales Charges.")

/2/ Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% applies on certain redemptions within 12 months following such purchases. (See "The American Funds Shareholder Guide: Redeeming Shares-- Contingent Deferred Sales Charge.")

/3/ These expenses may not exceed 0.30% of the fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.") Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

/4/ Use of this assumed 5% return is required by the Securities and Exchange
    Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

-------------------------------------------------------------------------------

          FINANCIAL    The following information has been audited by Deloitte
         HIGHLIGHTS    & Touche LLP, independent accountants, whose unquali-
                       fied report covering each of the most recent five years
       (For a share    is included in the statement of additional information.
        outstanding    This information should be read in conjunction with the
     throughout the    financial statements and accompanying notes which are
       fiscal year)    also included in the statement of additional informa-
                       tion.


                                              YEAR ENDED SEPTEMBER 30
                            ----------------------------------------------------------------
                             1995    1994    1993    1992    1991    1990     1989   1988/1/
                            ------  ------  ------  ------  ------  ------   ------  -------
  Net Asset Value, Begin-
   ning of Year...........  $13.97  $15.18  $14.58  $13.56  $11.81  $13.91   $14.15  $14.29
                            ------  ------  ------  ------  ------  ------   ------  ------
  INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income..    1.33    1.25    1.28    1.35    1.46    1.59     1.58     .96
   Net realized and
    unrealized gain (loss)
    on investments........     .39    (.99)    .74     .99    1.78   (2.11)    (.24)   (.16)
                            ------  ------  ------  ------  ------  ------   ------  ------
    Total income (loss)
     from investment
     operations...........    1.72     .26    2.02    2.34    3.24    (.52)    1.34     .80
                            ------  ------  ------  ------  ------  ------   ------  ------
  LESS DISTRIBUTIONS:
   Dividends from net in-
    vestment income.......   (1.32)  (1.21)  (1.29)  (1.32)  (1.49)  (1.58)   (1.58)   (.94)
   Distributions from net
    realized gains........    (.07)   (.26)   (.13)    --      --      --       --      --
                            ------  ------  ------  ------  ------  ------   ------  ------
    Total distributions...   (1.39)  (1.47)  (1.42)  (1.32)  (1.49)  (1.58)   (1.58)   (.94)
                            ------  ------  ------  ------  ------  ------   ------  ------
  Net Asset Value, End of
   Year...................  $14.30  $13.97  $15.18  $14.58  $13.56  $11.81   $13.91  $14.15
                            ======  ======  ======  ======  ======  ======   ======  ======
  Total Return/2/.........   13.34%   1.60%  14.59%  18.08%  29.13%  (4.02)%   9.92%   5.77%
  RATIOS/SUPPLEMENTAL
   DATA:
   Net assets, end of year
    (in millions).........  $1,111  $  835  $  707  $  438  $  255  $  140   $  125  $   68
   Ratio of expenses to
    average net assets....     .89%    .86%    .87%    .94%   1.00%   1.00%     .97%    .49%/3/
   Ratio of net income to
    average net assets....    9.72%   8.63%   8.60%   9.58%  11.41%  12.42%   11.49%   7.48%/3/
   Portfolio turnover
    rate..................   29.56%  42.03%  44.37%  58.04%  44.38%  37.89%   45.78%  21.63%/3/

 --------
 /1/ Period from 2/19/88-9/30/88.

 /2/ This was calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.

 /3/ These ratios are based on operations for the period shown, and, accordingly, are not representative of a full year's operations.

         INVESTMENT    The fund's primary investment objective is a high level
         OBJECTIVES    of current income; its secondary investment objective
       AND POLICIES    is capital appreciation.

 The fund's primary    The fund invests primarily in fixed-income securities,
 goal is to provide    with an emphasis on higher yielding, higher risk, lower
      you with high    rated or unrated corporate bonds. Under normal market
    current income.    conditions, the fund will invest at least 65% of its
 Its secondary goal    total assets in high-yield, high-risk bonds and other
         is capital    similar securities including preferred stocks. High-
      appreciation.    yield, high-risk bonds (also commonly referred to as
                       "junk bonds") typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher-rated bonds. The fund may also maintain assets in cash and cash equivalents and gov-ernment securities. (See the statement of additional information for a description of cash equivalents.)

                       High-yield, high-risk bonds generally include any bonds rated Ba or below by Moody's Investors Service, Inc. and BB or below by Standard & Poor's Corporation or unrated but considered to be of equivalent quality by the fund's investment adviser, Capital Research and Manage-

-------------------------------------------------------------------------------

                       ment Company. The fund may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or in unrated bonds that are determined to be of equivalent quality). In addition, the fund may invest less than 10% of its total assets in bonds rated C by Moody's or D by S&P (or in unrated bonds that are determined to be of equivalent quality).


                       The average monthly composition of the fund's portfolio based on the higher of the Moody's or S&P ratings for the fiscal year ended September 30, 1995 was as fol-lows: bonds--Aaa/AAA--4.00%; Baa/BB--0.43%; Ba/BB-- 24.24%; B/B--53.64%; and Caa/CCC--5.24%. Other invest-
                       ments, including non-rated investments, equity-type se-curities, and cash or cash equivalents amounted to 2.77%, 3.01% and 6.67%, respectively.


                       In pursuing its secondary investment objective of capital appreciation, the fund may purchase high-yield, high-risk bonds that Capital Research and Management Company expects will increase in value due to improvements in credit quality or ratings, or anticipated declines in interest rates. The fund also may invest for this purpose up to 25% of its assets in common stocks or other equity or equity-related securities, such as convertible debentures and preferred stocks (which may or may not have a dividend yield). Equity-type securities may be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital appreciation is perceived. The fund also may purchase or hold warrants or rights, subject to certain limitations set forth in the statement of additional information.

                       Treating high current income as its primary investment objective means that the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

                       The fund's investment restrictions (described in the statement of additional information) and objectives cannot be changed without shareholder approval. All other investment practices may be changed by the fund's board.

                       ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

-------------------------------------------------------------------------------

            CERTAIN    RISKS OF INVESTING IN BONDS The market values of fixed-
     SECURITIES AND    income securities generally vary inversely with the
         INVESTMENT    level of interest rates--when interest rates rise,
         TECHNIQUES    their values will tend to decline and vice versa. The
                       magnitude of these changes generally will be greater
 Investing in high-    the longer the remaining maturity of the security.
        yield bonds    Fluctuations in the value of the fund's investments
   involves special    will be reflected in its net asset value per share;
             risks.    typically declining when interest rates rise.

                       High-yield, high-risk bonds (bonds rated Ba and BB or below) typically are subject to greater market fluctuations and to greater risk of loss of income and principal due to default by the issuer than are higher-rated bonds. Their values tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent than lower yielding, higher-rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Bonds rated Ba or BB are considered speculative. High-yield, high-risk bonds are very sensitive to adverse economic changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected financial goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and the fund's net asset value. From time to time legislation has been proposed that would limit the use of high-yield, high-risk bonds in certain instances. The impact that such legislation, if enacted, could have on the market for such bonds cannot be predicted.

                       High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund might have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets. If the fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the fund's rate of return.

                       There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and

-------------------------------------------------------------------------------

                       liquidity of high-yield, high-risk bonds, especially in a thin market. See the Appendix on page 13 for a com-plete description of the bond ratings.

                       Capital Research and Management Company attempts to re-duce the risks described above through diversification of the portfolio and by analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments, which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by the fund's objectives and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.


---------------------------------------------------------------------------------------------------------
                                                                               YEARS OF EXPERIENCE
                                                  YEARS OF EXPERIENCE AS     AS INVESTMENT PROFESSIONAL
                                                    PORTFOLIO COUNSELOR           (APPROXIMATE)
                                                       (AND RESEARCH
PORTFOLIO COUNSELORS                                 PROFESSIONAL, IF        WITH CAPITAL
       FOR                                            APPLICABLE) FOR        RESEARCH AND
    AMERICAN                                            AMERICAN             MANAGEMENT
   HIGH-INCOME                                       HIGH-INCOME TRUST        COMPANY OR         TOTAL
      TRUST                PRIMARY TITLE(S)            (APPROXIMATE)         ITS AFFILIATES      YEARS
---------------------------------------------------------------------------------------------------------
 Richard T. Schotte    President of the Fund.     Since the fund began        18 years         28 years
                       Senior Vice President,     operations in 1988
                       Capital Research and
                       Management Company
---------------------------------------------------------------------------------------------------------
 David C. Barclay     Executive Vice President, 6 years                        8 years         14 years
                      Capital Research Company*
---------------------------------------------------------------------------------------------------------
 Susan M. Tolson      Vice President, Capital   1 year, plus 2 years as        6 years          7 years
                      Research Company*         research professional for
                                                the fund prior to
                                                becoming a portfolio
                                                counselor
---------------------------------------------------------------------------------------------------------
 The fund began operations on February 19, 1988.
 * Company affiliated with Capital Research and Management Company.
---------------------------------------------------------------------------------------------------------


                       INVESTING IN VARIOUS COUNTRIES Up to 25% of the fund's assets may be invested in securities of issuers outside the United States, which may be denominated in currencies other than the U.S. dollar. Investing globally involves special risks, particularly in certain developing countries, caused by, among other things: trade balances and imbalances and related economic policies; currency exchange rate fluctuations;

-------------------------------------------------------------------------------

                       exchange control policies; the possibilities of expropriation or confiscatory taxation or limitations on the removal of assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; and policies of governments with respect to possible nationalization of their industries and other specific local political and economic considerations. Companies located outside the United States operate under different accounting, auditing and financial reporting regulations than U.S. companies, and frequently there is less information publicly available about such companies. However, investing outside the U.S. can also reduce certain of these risks due to greater diversification opportunities.

                       Brokerage commissions are generally higher outside the U.S., and the fund will bear certain expenses in con-nection with its currency transactions. Increased cus-todian costs as well as administrative difficulties (for example, delays in clearing and settling portfolio transactions or in receiving payments of dividends) may be associated with the maintenance of assets in certain jurisdictions.

                       CURRENCY TRANSACTIONS The fund has the ability to hold a portion of its assets in various currencies and to enter into forward currency contracts to protect against changes in currency exchange rates. The fund does not currently intend to enter into forward currency contracts other than foreign exchange contracts which will be used to facilitate settlement of trades.

                       WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS The fund may purchase securities on a delayed delivery or "when issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. As the fund's aggregate commitments under these transactions increase the opportunity for leverage similarly may increase.

                       PRIVATE PLACEMENTS Private placements may be either purchased from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act, for example, private placements sold pursuant to Rule 144A. Accordingly, any such obligation will be deemed illiquid unless it has been specifically determined to be liquid under procedures adopted by the fund's board of directors.

-------------------------------------------------------------------------------

                       In determining whether these securities are liquid, factors such as the frequency and volume of trading and the commitment of dealers to make markets will be considered. Additionally, the liquidity of any particular security will depend on such factors as the availability of "qualified" institutional investors and the extent of investor interest in the security, which can change from time to time.

                       MATURITY There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in intermediate-term (three to ten years to maturity) and long-term (over ten years to maturity) securities.

         INVESTMENT    The fund may from time to time compare its investment
            RESULTS    results to various unmanaged indices or other mutual
                       funds in reports to shareholders, sales literature and
       The fund has    advertisements. The results may be calculated on a to-
   averaged a total    tal return, yield and/or distribution rate basis for
 return of 10.50% a    various periods, with or without sales charges. Results
 year (assuming the    calculated without a sales charge will be higher. Total
      maximum sales    returns assume the reinvestment of all dividends and
   charge was paid)    capital gain distributions.
  over its lifetime
                       The fund's yield and the average annual total returns
 (February 19, 1988    are calculated in accordance with Securities and
  through September    Exchange Commission requirements which provide that the
         30, 1995).    maximum sales charge be reflected. The fund's
                       distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month. For the 30-day period ended
                       September 30, 1995, the fund's SEC yield was 9.06% and the distribution rate was 8.42% at maximum offering price. The SEC yield reflects income earned by the fund, while the distribution rate reflects dividends paid by the fund. Among the elements used to calculate the SEC yield are the dividend and interest income earned and expenses paid by the fund, whereas the income paid to shareholders is used to calculate the distribution rate. The fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods, as of September 30, 1995, were 7.93%, 13.89% and 10.50%, respectively. Of course, past results are not an indication of future results. Further information regarding the fund's investment results is contained in the fund's annual report which may be obtained without charge by writing to the Secretary of the fund at the address indicated on the cover of this prospectus.

         DIVIDENDS,    DIVIDENDS AND DISTRIBUTIONS The fund declares dividends
      DISTRIBUTIONS    from its net investment income daily and distributes
          AND TAXES    the accrued dividends to shareholders each month.
                       Dividends begin accruing one day after payment for
             Income    shares is received by the fund or American Funds
  distributions are    Service Company. All capital gains, if any, are
   made each month.    distributed annually, usually in December. When a
                       capital gain is declared, the net asset value per share is reduced by the amount of the payment.

-------------------------------------------------------------------------------

                       FEDERAL TAXES The fund intends to operate as a "regulated investment company" under the Internal Revenue Code. For any fiscal year in which the fund so qualifies and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

                       All dividends and capital gains are taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes.

                       IF YOU HAVE NOT FURNISHED A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND HAVE NOT CERTIFIED THAT WITHHOLDING DOES NOT APPLY, OR IF THE INTERNAL REVENUE SERVICE HAS NOTIFIED THE FUND THAT THE TAXPAYER IDENTIFICATION NUMBER LISTED ON YOUR ACCOUNT IS INCORRECT ACCORDING TO ITS RECORDS OR THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, FEDERAL LAW GENERALLY REQUIRES THE FUND TO WITHHOLD 31% FROM ANY DIVIDENDS AND/OR REDEMPTIONS (INCLUDING EXCHANGE REDEMPTIONS). Amounts withheld are applied to your federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

                       This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

               FUND    FUND ORGANIZATION AND VOTING RIGHTS The fund, an open-
       ORGANIZATION    end, diversified management investment company, was
                AND    organized as a Massachusetts business trust in 1987.
         MANAGEMENT    The fund's board supervises fund operations and
                       performs duties required by applicable state and
      The fund is a    federal law. Members of the board who are not employed
      member of The    by Capital Research and Management Company or its
     American Funds    affiliates are paid certain fees for services rendered
    Group, which is    to the fund as described in the statement of additional
  managed by one of    information. They may elect to defer all or a portion
    the largest and    of these fees through a deferred compensation plan in
   most experienced    effect for the fund. Shareholders have one vote per
         investment    share owned and, at the request of the holders of at
          advisers.    least 10% of the shares, the fund will hold a meeting
                       at which any member of the board could be removed by a majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940.

-------------------------------------------------------------------------------

                       THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92621. (See "The American Funds Shareholder Guide: Purchasing Shares--Investment Minimums and Fund Numbers" for a listing of funds in The American Funds Group.) Capital Research and Management Company manages the investment portfolio and business affairs of the fund and receives a fee at the annual rate of 0.30% of the first $60 million of the fund's net assets, plus 0.21% on net assets in excess of $60 million but not exceeding $1 billion, plus 0.18% on net assets in excess of $1 billion, plus 3% of the first $100 million of annual gross income, plus 2.5% of annual gross investment income in excess of $100 million. Assuming net assets of $1 billion and gross investment income levels of 4%, 5%, 6%, 7% and 8%, management fees would be .34%, .37%, .40%, .43% and .46%, respectively.

                       Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc."), which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.


                       Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.)

                       PORTFOLIO TRANSACTIONS Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

-------------------------------------------------------------------------------

                       Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

                       PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of the fund's shares. American Funds Distributors is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                       PLAN OF DISTRIBUTION The fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by the fund under the plan may not exceed 0.30% of its average net assets annually (0.25% of which may be for service fees). See "Purchasing Shares--Sales Charges" below.


                       TRANSFER AGENT American Funds Service Company, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. It was paid a fee of $738,000 for the fiscal year ended September 30, 1995. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

--------------------------------------------------------------------------------

                          AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    SERVICE      ADDRESS                AREAS SERVED
                     AREA
                   -------------------------------------------------------------
                    WEST      P.O. Box 2205
                              Brea, CA 92622-2205
                              Fax: 714/671-7080
                                                      AK, AZ, CA, HI, ID,
                                                      MT, NV, OR, UT, WA and
                                                      outside the U.S.
                   -------------------------------------------------------------
                    CENTRAL-
                    WEST
                              P.O. Box 659522
                              San Antonio, TX 78265-9522
                              Fax: 210/530-4050
                                                      AR, CO, IA, KS, LA,
                                                      MN, MO, ND, NE, NM,
                                                      OK, SD, TX and WY
                   -------------------------------------------------------------
                    CENTRAL-
                    EAST
                              P.O. Box 6007
                              Indianapolis, IN 46206-6007
                              Fax: 317/735-6620
                                                      AL, IL, IN, KY, MI,
                                                      MS, OH, TNand WI
                   -------------------------------------------------------------
                    EAST      P.O. Box 2280
                              Norfolk, VA 23501-2280
                              Fax: 804/670-4773
                                                      CT, DE, FL, GA, MA,
                                                      MD, ME, NC, NH, NJ,
                                                      NY, PA, RI, SC, VA,
                                                      VT, WV and Washington,
                                                      D.C.
                   -------------------------------------------------------------
                     ALL SHAREHOLDERS MAY CALL AMERICAN FUNDS SERVICE
                     COMPANY AT 800/421-0180 FOR SERVICE.
                   -------------------------------------------------------------


                                               [LOGO]


                   -------------------------------------------------------------
                     West (light grey); Central-West (white); Central-East
                     (dark grey); East (green)

-------------------------------------------------------------------------------

           APPENDIX    Moody's Investors, Service Inc. rates the long-term
                       debt securities issued by various entities in
     Description of    categories ranging from "Aaa" to "C," according to
      Bond Ratings.    quality as described below.

                       "AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge.' Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

                       "AA -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

                       "A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

                       "BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

                       "BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

                       "B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                       "CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

                       "CA -- Speculative in a high degree; often in default or have other marked shortcomings."

                       "C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

-------------------------------------------------------------------------------

                       Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

                       "AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

                       "AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

                       "A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

                       "BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

                       "BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

                       "C1 -- Reserved for income bonds on which no interest is being paid."

                       "D -- In default and payment of interest and/or repayment of principal is in arrears."

                     THE AMERICAN FUNDS SHAREHOLDER GUIDE


                      ---------------------------------------------------------
  PURCHASING SHARES    METHOD     INITIAL INVESTMENT   ADDITIONAL INVESTMENTS
                      ---------------------------------------------------------

                      ---------------------------------------------------------
    Your investment    By         See "Investment      $50 minimum (except
    dealer can help    contacting Minimums and Fund    where a lower
 you establish your    your       Numbers" for         minimum is noted
  account--and help    investment initial              under "Investment
      you add to it    dealer     investment           Minimums and Fund
 whenever you like.               minimums.            Numbers").
                                  Visit any            Mail directly to
                                  investment dealer    your investment
                                  who is registered    dealer's address
                                  in the state         printed on your
                                  where the            account statement.
                                  purchase is made
                                  and who has a
                                  sales agreement
                                  with American
                                  Funds
                                  Distributors.
                      ---------------------------------------------------------
                       By mail    Make your check      Fill out the account
                                  payable to the       additions form at the
                                  fund and mail to     bottom of a recent
                                  the address          account statement,
                                  indicated on the     make your check
                                  account              payable to the fund,
                                  application.         write your account
                                  Please indicate      number on your check,
                                  an investment        and mail the check
                                  dealer on the        and form in the
                                  account              envelope provided
                                  application.         with your account
                                                       statement.
                      ---------------------------------------------------------
                       By wire    Call 800/421-0180    Your bank should wire
                                  to obtain your       your additional
                                  account              investments in the
                                  number(s), if        same manner as
                                  necessary. Please    described under
                                  indicate an          "Initial Investment."
                                  investment dealer
                                  on the account.
                                  Instruct your
                                  bank to wire
                                  funds to:

                                  Wells Fargo Bank
                                  155 Fifth Street
                                  Sixth Floor
                                  San Francisco,
                                  CA 94106
                                  (ABA #121000248)

                                  For credit to the
                                  account of:
                                  American Funds
                                  Service Company
                                  a/c #4600-076178
                                  (fund name)
                                  (your fund acct.
                                  no.)
                      ---------------------------------------------------------
                       THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
                       THE RIGHT TO REJECT ANY PURCHASE ORDER.


                      SHARE PRICE Shares are purchased at the offering price next determined after the order is received by the fund or American Funds Service Company. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. This price is the net asset value plus a sales charge, if applicable. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                      The net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

                      SHARE CERTIFICATES Shares are credited to your account and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates.

-------------------------------------------------------------------------------

                       If you would like certificates issued, please request them by writing to American Funds Service Company. There is usually no charge for issuing certificates in reasonable denominations. CERTIFICATES ARE NOT AVAIL-ABLE FOR THE MONEY MARKET FUNDS.

                       INVESTMENT MINIMUMS AND FUND NUMBERS Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):


                                                       MINIMUM
                                                       INITIAL    FUND
FUND                                                  INVESTMENT NUMBER
----                                                  ---------- ------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund(R)......................................     $1,000     02
American Balanced Fund(R)..........................        500     11
American Mutual Fund(R)............................        250     03
Capital Income Builder(R)..........................      1,000     12
Capital World Growth and Income Fund(SM)...........      1,000     33
EuroPacific Growth Fund(R).........................        250     16
Fundamental Investors(SM)..........................        250     10
The Growth Fund of America(R)......................      1,000     05
The Income Fund of America(R)......................      1,000     06
The Investment Company of America(R)...............        250     04
The New Economy Fund(R)............................      1,000     14
New Perspective Fund(R)............................        250     07
SMALLCAP World Fund(SM)............................      1,000     35
Washington Mutual Investors Fund(SM)...............        250     01

                                                       MINIMUM
                                                       INITIAL    FUND
FUND                                                  INVESTMENT NUMBER
----                                                  ---------- ------
BOND FUNDS
American High-Income Municipal Bond Fund(SM).......     $1,000     40
American High-Income Trust(R)......................      1,000     21
The Bond Fund of America(SM).......................      1,000     08
Capital World Bond Fund(R).........................      1,000     31
Intermediate Bond Fund of America(R)...............      1,000     23
Limited Term Tax-Exempt Bond Fund of America(SM)...      1,000     43
The Tax-Exempt Bond Fund of America(SM)............      1,000     19
The Tax-Exempt Fund of California(R)*..............      1,000     20
The Tax-Exempt Fund of Maryland(R)*................      1,000     24
The Tax-Exempt Fund of Virginia(R)*................      1,000     25
U.S. Government Securities Fund(SM)................      1,000     22

MONEY MARKET FUNDS
The Cash Management Trust of America(R)............      2,500     09
The Tax-Exempt Money Fund of America(SM)...........      2,500     39
The U.S. Treasury Money Fund of America(SM)........      2,500     49

--------
* Available only in certain states.


                       For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Mini-mums are reduced to $50 for purchases through "Auto-matic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional in-vestments (except as noted above).

                       SALES CHARGES The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

-------------------------------------------------------------------------------


                                                                          DEALER
                                                     SALES CHARGE AS    CONCESSION
                                                   PERCENTAGE OF THE:  AS PERCENTAGE
                                                   ------------------     OF THE
               AMOUNT OF PURCHASE                  NET AMOUNT OFFERING   OFFERING
               AT THE OFFERING PRICE                INVESTED   PRICE       PRICE
               ---------------------               ---------- -------- -------------
               STOCK AND STOCK/BOND FUNDS
               Less than $50,000.................    6.10%     5.75%       5.00%
               $50,000 but less than $100,000....    4.71      4.50        3.75

               BOND FUNDS
               Less than $25,000.................    4.99      4.75        4.00
               $25,000 but less than $50,000.....    4.71      4.50        3.75
               $50,000 but less than $100,000....    4.17      4.00        3.25

               STOCK, STOCK/BOND, AND BOND FUNDS
               $100,000 but less than $250,000...    3.63      3.50        2.75
               $250,000 but less than $500,000...    2.56      2.50        2.00
               $500,000 but less than $1,000,000.    2.04      2.00        1.60
               $1,000,000 or more................    none      none     (see below)


                       Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees (paid pursuant to the fund's plan of distribution), and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more as set forth in the statement of additional information (paid by American Funds Distributors).


                       American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1996, provide additional promotional incentives to dealers. Currently these incentives are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These incentive payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these promotional incentives.


                       Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within one year of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

                       Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to

-------------------------------------------------------------------------------

                       compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribution.") These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

                       NET ASSET VALUE PURCHASES The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers; (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

           REDUCING    AGGREGATION Sales charge discounts are available for
         YOUR SALES    certain aggregated investments. Qualifying investments
             CHARGE    include those by you, your spouse and your children
                       under the age of 21, if all parties are purchasing
       You and your    shares for their own account(s), which may include
   immediate family    purchases through employee benefit plan(s) such as an
        may combine    IRA, individual-type 403(b) plan or single-participant
     investments to    Keogh-type plan or by a business solely controlled by
 reduce your costs.    these individuals (for example, the individuals own the
                       entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment
                       Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for

-------------------------------------------------------------------------------

                       other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                       CONCURRENT PURCHASES To qualify for a reduced sales charge, you may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. (Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.) For example, if you concurrently invest $25,000 in one fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase.

                       RIGHT OF ACCUMULATION The sales charge for your invest-ment may also be reduced by taking into account the current value of your existing holdings in The American Funds Group. Direct purchases of the money market funds are excluded. (See account application.)

                       STATEMENT OF INTENTION You may reduce sales charges on all investments by meeting the terms of a statement of intention, a non-binding commitment to invest a certain amount in fund shares subject to a commission within a 13-month period. Five percent of the statement amount will be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for a sales charge reduction. (See account application and the statement of additional information under "Purchase of Shares--Statement of Intention.")

                       YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW IF YOU QUALIFY FOR A REDUCTION IN YOUR SALES CHARGE USING ONE OR ANY COMBINATION OF THE METHODS DESCRIBED ABOVE.

        SHAREHOLDER    AUTOMATIC INVESTMENT PLAN You may make regular monthly
           SERVICES    or quarterly investments through automatic charges to
                       your bank account. Once a plan is established, your ac-
    The fund offers    count will normally be charged by the 10th day of the
     you a valuable    month during which an investment is made (or by the
  array of services    15th day of the month in the case of any retirement
        designed to    plan for which Capital Guardian Trust Company--another
       increase the    affiliate of The Capital Group Companies, Inc.--acts as
    convenience and    trustee or custodian).
     flexibility of
  your investment--    AUTOMATIC REINVESTMENT Dividends and capital gain dis-
   services you can    tributions are reinvested in additional shares at no
  use to alter your    sales charge unless you indicate otherwise on the
 investment program    account application. You also may elect to have divi-
  as your needs and    dends and/or capital gain distributions paid in cash by
      circumstances    informing the fund, American Funds Service Company or
            change.    your investment dealer.

                       CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gain distributions paid by one fund into another fund in The American Funds Group, subject to conditions outlined in the statement of ad-ditional information. Generally, to use this service the value of your account in the paying fund must equal at least $5,000.

-------------------------------------------------------------------------------

                       EXCHANGE PRIVILEGE You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

                       You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) (see "Shareholder Services--American FundsLine(R)" be-low), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" above for the appropriate fax numbers) or telegraphing American Funds Service Compa-ny. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simul-taneously at the share prices next determined after the exchange order is received. (See "Purchasing Shares-- Share Price.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

                       AUTOMATIC EXCHANGES You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or pre-ceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the re-ceiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

                       AUTOMATIC WITHDRAWALS You may make automatic withdrawals of $50 or more as follows: five or more times per year if you have an account of $10,000 or more, or four or fewer times per year if you have an account of $5,000 or more. Withdrawals are made on or about the 15th day of each month you designate, and checks will be sent within seven days. (See "Other Important Things to Remember.") Additional investments in a withdrawal account must not be less than one year's scheduled withdrawals or $1,200, whichever is greater. However, additional investments in a withdrawal account may be inadvisable due to sales charges and tax liabilities.

                       THESE SERVICES ARE AVAILABLE ONLY IN STATES WHERE THE FUND TO BE PURCHASED MAY BE LEGALLY OFFERED AND MAY BE TERMINATED OR MODIFIED AT ANY TIME UPON 60 DAYS' WRITTEN NOTICE.

                       ACCOUNT STATEMENTS Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company.

-------------------------------------------------------------------------------

                       AMERICAN FUNDSLINE(R) You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.
                       Redemptions and exchanges through American FundsLine(R) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchasing Shares--Investment Minimums and Fund Numbers"),
                       personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.
                       ---------------------------------------------------------
          REDEEMING     By writing to  Send a letter of instruction
             SHARES     American       specifying the name of the fund, the
                        Funds Service  number of shares or dollar amount to
 You may take money     Company (at    be sold, your name and account
        out of your     the            number. You should also enclose any
   account whenever     appropriate    share certificates you wish to
        you please.     address        redeem. For redemptions over $50,000
                        indicated      and for certain redemptions of
                        under "Fund    $50,000 or less (see below), your
                        Organization   signature must be guaranteed by a
                        and            bank, savings association, credit
                        Management--   union, or member firm of a domestic
                        Transfer       stock exchange or the National
                        Agent")        Association of Securities Dealers,
                                       Inc., that is an eligible guarantor
                                       institution. You should verify with
                                       the institution that it is an
                                       eligible guarantor prior to signing.
                                       Additional documentation may be
                                       required for redemption of shares
                                       held in corporate, partnership or
                                       fiduciary accounts. Notarization by a
                                       Notary Public is not an acceptable
                                       signature guarantee.
                       ---------------------------------------------------------
                        By contacting  If you redeem shares through your
                        your           investment dealer, you may be charged
                        investment     for this service. SHARES HELD FOR YOU
                        dealer         IN YOUR INVESTMENT DEALER'S STREET
                                       NAME MUST BE REDEEMED THROUGH THE
                                       DEALER.
                       --------------------------------------------------------
                        You may have   You may use this option, provided the
                        a redemption   account is registered in the name of
                        check sent to  an individual(s), a UGMA/UTMA
                        you by using   custodian, or a non-retirement plan
                        American       trust. These redemptions may not
                        FundsLine(R)   exceed $10,000 per day, per fund
                        or by          account and the check must be made
                        telephoning,   payable to the shareholder(s) of
                        faxing, or     record and be sent to the address of
                        telegraphing   record provided the address has been
                        American       used with the account for at least 10
                        Funds Service  days. See "Transfer Agent" and
                        Company        "Exchange Privilege" above for the
                        (subject to    appropriate telephone or fax number.
                        the
                        conditions
                        noted in this
                        section and
                        in "Telephone
                        Redemptions
                        and
                        Exchanges"
                        below)
                       --------------------------------------------------------
                        In the case    Upon request (use the account
                        of the money   application for the money market
                        market funds,  funds) you may establish telephone
                        you may have   redemption privileges (which will
                        redemptions    enable you to have a redemption sent
                        wired to your  to your bank account) and/or check
                        bank by        writing privileges. If you request
                        telephoning    check writing privileges, you will be
                        American       provided with checks that you may use
                        Funds Service  to draw against your account. These
                        Company        checks may be made payable to anyone
                        ($1,000 or     you designate and must be signed by
                        more) or by    the authorized number of registered
                        writing a      shareholders exactly as indicated on
                        check ($250    your checking account signature card.
                        or more)
                       --------------------------------------------------------

                       A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

-------------------------------------------------------------------------------

                       THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE.")

                       TELEPHONE REDEMPTIONS AND EXCHANGES By using the telephone (including American FundsLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


                       CONTINGENT DEFERRED SALES CHARGE A contingent deferred sales charge of 1% applies to certain redemptions within the first year on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                       REINSTATEMENT PRIVILEGE You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your

-------------------------------------------------------------------------------

                       account) in any fund in The American Funds Group. Send a written request and a check to American Funds Service Company within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days. If you redeem your shares within 90 days after purchase and the sales charge on the purchase of other shares is waived under the reinstatement privilege, the sales charge you previously paid for the shares may not be taken into account when you calculate your gain or loss on that redemption.

                       OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share Price." Because each stock, stock/bond and bond fund's net asset value fluctuates, reflecting the market value of the fund's portfolio, the amount a shareholder receives for shares redeemed may be more or less than the amount paid for them.

                       Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of
                       1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

                       A fund may, with 60 days' written notice, close your account if, due to a redemption, the account has a value of less than the minimum required initial investment. (For example, a fund may close an account if a redemption is made shortly after a minimum initial investment is made.)

         RETIREMENT    You may invest in the funds through various retirement
              PLANS    plans including the following plans for which Capital
                       Guardian Trust Company acts as trustee or custodian:
                       IRAs, Simplified Employee Pension plans, 403(b) plans and Keogh- and corporate-type business retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact
                       American Funds Distributors or your investment dealer.
                       To determine which retirement plan is appropriate for you, please consult your tax adviser. TAX-EXEMPT FUNDS
                       SHOULD NOT SERVE AS INVESTMENTS FOR RETIREMENT PLANS.

                       FOR MORE INFORMATION, PLEASE REFER TO THE ACCOUNT APPLICATION OR THE STATEMENT OF ADDITIONAL INFORMATION. IF YOU HAVE ANY QUESTIONS ABOUT ANY OF THE SHAREHOLDER SERVICES DESCRIBED HEREIN OR YOUR ACCOUNT, PLEASE CONTACT YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY.

                       [RECYCLE LOGO] This prospectus has been printed on
                                      recycled paper that meets the
                                      guidelines of the United States
                                      Environmental Protection Agency

24


Prospectus
for Eligible Retirement Plans


AMERICAN HIGH-INCOME TRUST(R)

AN OPPORTUNITY FOR A HIGH LEVEL OF
CURRENT INCOME AND, SECONDARILY,
CAPITAL APPRECIATION

   NOVEMBER 25, 1995

[LOGO OF THE AMERICAN FUNDS GROUP(R)]



The fund's primary investment objective is a high level of current income; its secondary investment objective is capital appreciation.

UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 65% OF ITS ASSETS IN BONDS AND DEBT SECURITIES RATED BA AND BB OR BELOW BY MOODY'S INVESTORS SERVICE, INC., OR STANDARD AND POOR'S CORPORATION OR UNRATED BUT DETERMINED TO BE OF COMPARABLE QUALITY. SECURITIES RATED BA AND BB OR BELOW ARE COMMONLY KNOWN AS "JUNK" BONDS AND ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL, INCLUDING RISK OF DEFAULT, THAN ARE LOWER YIELDING, HIGHER RATED BONDS; THEREFORE, AN INVESTMENT IN THE FUND MAY NOT BE SUITABLE FOR ALL INVESTORS AND SHOULD BE CONSIDERED CAREFULLY PRIOR TO INVESTING. (FOR ADDITIONAL INFORMATION SEE "INVESTMENT OBJECTIVES AND POLICIES," PAGE 3; AND "CERTAIN SECURITIES AND INVESTMENT TECHNIQUES--RISKS OF INVESTING IN BONDS," PAGE 5.)

This prospectus relates only to shares of the fund offered without a sales charge to eligible retirement plans. For a prospectus regarding shares of the fund to be acquired otherwise, contact the Secretary of the fund at the address indicated above.

This prospectus presents information you should know before investing in the fund. It should be retained for future reference.

You may obtain the statement of additional information for the fund dated November 25, 1995, which contains the fund's financial statements, without charge, by writing to the Secretary of the fund at 333 South Hope Street, Los Angeles, CA 90071 or telephoning 800/421-0180. These requests will be honored within three business days of receipt.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   21-010-1195

-------------------------------------------------------------------------------

    SUMMARY OF EXPENSES

Average annual expenses
    paid over a 10-year
        period would be
  approximately $11 per
year, assuming a $1,000
    investment and a 5%
  annual return with no
          sales charge.


                 TABLE OF CONTENTS

Summary of Expenses..............................     2
Financial Highlights.............................     3
Investment Objectives and Policies...............     3
Certain Securities and Investment Techniques.....     5
Investment Results...............................     8
Dividends, Distributions and Taxes...............     8
Fund Organization and Management.................     9
Purchasing Shares................................    11
Shareholder Services.............................    12
Redeeming Shares.................................    13
Appendix.........................................    14

This table is designed to help you understand the costs of investing in the fund. These are historical expenses; your actual expenses may vary.

SHAREHOLDER TRANSACTION EXPENSES
Certain retirement plans may purchase shares of the fund with no sales charge./1/ The fund has no sales charge on reinvested dividends, deferred sales charge, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

Management fees.......................................................  0.53%
12b-1 expenses........................................................  0.22%/2/
Other expenses (including audit, legal, shareholder services, transfer agent and custodian expenses)........................................  0.14%
Total fund operating expenses.........................................  0.89%


EXAMPLE                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                                       ------ ------- ------- --------
You would pay the following cumulative ex-
penses on a $1,000 investment, assuming a 5%
annual return./3/                              $9      $28     $49     $110


/1/ Retirement plans of organizations with $100 million or more in collective retirement plan assets may purchase shares of the fund with no sales charge. In addition, any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other plan that invests at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% applies on certain redemptions within 12 months following such purchases. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

/2/ These expenses may not exceed 0.30% of the fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.") Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

/3/ Use of this assumed 5% return is required by the Securities and Exchange
    Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

-------------------------------------------------------------------------------

          FINANCIAL    The following information has been audited by Deloitte
         HIGHLIGHTS    & Touche LLP, independent accountants, whose unquali-
       (For a share    fied report covering each of the most recent five years
        outstanding    is included in the statement of additional information.
     throughout the    This information should be read in conjunction with the
       fiscal year)    financial statements and accompanying notes which are
                       also included in the statement of additional informa-
                       tion.
-------------------------------------------------------------------------------

                                              YEAR ENDED SEPTEMBER 30
                            ----------------------------------------------------------------
                             1995    1994    1993    1992    1991    1990     1989   1988/1/
                            ------  ------  ------  ------  ------  ------   ------  -------
  Net Asset Value, Begin-
   ning of Year...........  $13.97  $15.18  $14.58  $13.56  $11.81  $13.91   $14.15  $14.29
                            ------  ------  ------  ------  ------  ------   ------  ------
  INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income..    1.33    1.25    1.28    1.35    1.46    1.59     1.58     .96
   Net realized and
    unrealized gain (loss)
    on investments........     .39    (.99)    .74     .99    1.78   (2.11)    (.24)   (.16)
                            ------  ------  ------  ------  ------  ------   ------  ------
    Total income (loss)
     from investment
     operations...........    1.72     .26    2.02    2.34    3.24    (.52)    1.34     .80
                            ------  ------  ------  ------  ------  ------   ------  ------
  LESS DISTRIBUTIONS
   Dividends from net in-
    vestment income.......   (1.32)  (1.21)  (1.29)  (1.32)  (1.49)  (1.58)   (1.58)   (.94)
   Distributions from net
    realized gains........    (.07)   (.26)   (.13)    --      --      --       --      --
                            ------  ------  ------  ------  ------  ------   ------  ------
    Total Distributions...   (1.39)  (1.47)  (1.42)  (1.32)  (1.49)  (1.58)   (1.58)   (.94)
                            ------  ------  ------  ------  ------  ------   ------  ------
  Net Asset Value, End of
   Year...................  $14.30  $13.97  $15.18  $14.58  $13.56  $11.81   $13.91  $14.15
                            ======  ======  ======  ======  ======  ======   ======  ======
  Total Return/2/.........   13.34%   1.60%  14.59%  18.08%  29.13%  (4.02)%   9.92%   5.77%
  RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year
    (in millions).........  $1,111  $  835  $  707  $  438  $  255  $  140   $  125  $   68
   Ratio of expenses to
    average net assets....     .89%    .86%    .87%    .94%   1.00%   1.00%     .97%    .49%/3/
   Ratio of net income to
    average net assets....    9.72%   8.63%   8.60%   9.58%  11.41%  12.42%   11.49%   7.48%/3/
   Portfolio turnover
    rate..................   29.56%  42.03%  44.37%  58.04%  44.38%  37.89%   45.78%  21.63%/3/

 --------
 /1/ Period from 2/19/88-9/30/88/.
 /2/ Calculated with no sales charge.
 /3/ These ratios are based on operations for the period shown, and, accordingly, are not representative of a full year's operations.
-------------------------------------------------------------------------------
         INVESTMENT    The fund's primary investment objective is a high level
         OBJECTIVES    of current income; its secondary investment objective
       AND POLICIES    is capital appreciation.

 The fund's primary    The fund invests primarily in fixed-income securities,
 goal is to provide    with an emphasis on higher yielding, higher risk, lower
      you with high    rated or unrated corporate bonds. Under normal market
    current income.    conditions, the fund will invest at least 65% of its
 Its secondary goal    total assets in high-yield, high-risk bonds and other
   is appreciation.    similar securities including preferred stocks. High-
                       yield, high-risk bonds (also commonly referred to as "junk bonds") typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher-rated bonds. The fund may also maintain assets in cash or cash equivalents and govern-ment securities. (See the statement of additional in-formation for a description of cash equivalents.)

                       High-yield, high-risk bonds generally include any bonds rated Ba or below by Moody's Investors Service, Inc. and BB or below by Standard & Poor's Corporation or unrated but considered to be of equivalent quality by the fund's investment adviser, Capital Research and Manage-

-------------------------------------------------------------------------------

                       ment Company. The fund may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or in unrated bonds that are determined to be of equivalent quality). In addition, the fund may invest less than 10% of its total assets in bonds rated C by Moody's or D by S&P (or in unrated bonds that are determined to be of equivalent quality).


                       The average monthly composition of the fund's portfolio based on the higher of the Moody's or S&P ratings for the fiscal year ended September 30, 1995 was as fol-lows: bonds--Aaa/AAA--4.00%; Baa/BB--0.43%; Ba/BB-- 24.24%; B/B--53.64%; and Caa/CCC--5.24%. Other invest-
                       ments, including non-rated investments, equity-type se-curities, and cash or cash equivalents amounted to 2.77%, 3.01% and 6.67%, respectively.


                       In pursuing its secondary investment objective of capi-tal appreciation, the fund may purchase high-yield, high-risk bonds that Capital Research and Management Company expects will increase in value due to improve-ments in credit quality or ratings, or anticipated de-clines in interest rates. The fund also may invest for this purpose up to 25% of its assets in common stocks or other equity or equity-related securities, such as convertible debentures and preferred stocks (which may or may not have a dividend yield). Equity-type securi-ties may be purchased as part of a unit with fixed-in-come securities or when an unusual opportunity for cap-ital appreciation is perceived. The fund also may pur-chase or hold warrants or rights, subject to certain limitations set forth in the statement of additional information.

                       Treating high current income as its primary investment objective means that the fund may forego opportunities that would result in capital gains and may accept pru-dent risks to capital value, in each case to take ad-vantage of opportunities for higher current income.

                       The fund's investment restrictions (which are described in the statement of additional information) and objec-tives cannot be changed without shareholder approval. All other investment practices may be changed by the fund's board.

                       ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

-------------------------------------------------------------------------------

            CERTAIN    RISKS OF INVESTING IN BONDS The market values of fixed-
     SECURITIES AND    income securities generally vary inversely with the
         INVESTMENT    level of interest rates -- when interest rates rise,
         TECHNIQUES    their values will tend to decline and vice versa. The
                       magnitude of these changes generally will be greater
 Investing in high-    the longer the remaining maturity of the security.
        yield bonds    Fluctuations in the value of the fund's investments
   involves special    will be reflected in its net asset value per share;
             risks.    typically declining when interest rates rise.

                       High-yield, high-risk bonds (bonds rated Ba and BB or below) typically are subject to greater market fluctua-tions and to greater risk of loss of income and princi-pal due to default by the issuer than are higher-rated bonds. Their values tend to reflect short-term corpo-rate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent than lower yielding, higher-rated bonds. In ad-dition, it may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Bonds rated Ba or BB are considered speculative. High-yield, high-risk bonds are very sensitive to adverse economic changes. During an economic downturn or sub-stantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected financial goals, and to obtain additional fi-nancing. If the issuer of a bond defaulted on its obli-gations to pay interest or principal, the fund may in-cur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncer-tainty and changes can be expected to result in in-creased volatility of market prices and yields of high-yield, high-risk bonds and the fund's net asset value. From time to time legislation has been proposed that would limit the use of high-yield, high-risk bonds in certain instances. The impact that such legislation, if enacted, could have on the market for such bonds cannot be predicted.

                       High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provi-sions in a declining interest rate market, the fund might have to replace the security with a lower yield-ing security, resulting in a decreased return for in-vestors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets. If the fund ex-periences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly re-ducing the fund's rate of return.

                       There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and

-------------------------------------------------------------------------------

                       liquidity of high-yield, high-risk bonds, especially in a thin market. See the Appendix on page 14 for a com-plete description of the bond ratings.

                       Capital Research and Management Company attempts to re-duce the risks described above through diversification of the portfolio and by analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments, which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by the fund's objectives and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.


----------------------------------------------------------------------------------------------------
                                                                             YEARS OF EXPERIENCE
                                                YEARS OF EXPERIENCE AS    AS INVESTMENT PROFESSIONAL
PORTFOLIO COUNSELORS                              PORTFOLIO COUNSELOR           (APPROXIMATE)
        FOR                                          (AND RESEARCH
     AMERICAN             PRIMARY TITLE(S)           PROFESSIONAL,        WITH CAPITAL
 HIGH-INCOME TRUST                                  IF APPLICABLE)        RESEARCH AND
                                                     FOR AMERICAN          MANAGEMENT
                                                   HIGH-INCOME TRUST       COMPANY OR         TOTAL
                                                     (APPROXIMATE)       ITS AFFILIATES       YEARS
-----------------------------------------------------------------------------------------------------
 Richard T. Schotte    President of the fund.    Since the fund began       18 years         28 years
                       Senior Vice President,    operations in 1988
                       Capital Research and
                       Management Company
-----------------------------------------------------------------------------------------------------
 David C. Barclay      Executive Vice President, 6 years                     8 years         14 years
                       Capital Research Company*
-----------------------------------------------------------------------------------------------------
 Susan M. Tolson       Vice President, Capital   1 year, plus 2 years as     6 years          7 years
                       Research Company*         research professional
                                                 for the fund prior to
                                                 becoming a portfolio
                                                 counselor
-----------------------------------------------------------------------------------------------------

 The fund began operations on February 19, 1988.
 * Company affiliated with Capital Research and Management Company.
--------------------------------------------------------------------------------
                       INVESTING IN VARIOUS COUNTRIES Up to 25% of the fund's assets may be invested in securities of issuers outside the United States, which may be denominated in currencies other than the U.S. dollar. Investing globally includes special risks, particularly in certain developing countries, caused by, among other things: trade balances and imbalances and related economic policies; currency exchange rate fluctuations;

-------------------------------------------------------------------------------

                       exchange control policies; the possibilities of expropriation or confiscatory taxation or limitations on the removal of assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; and policies of governments with respect to possible nationalization of their industries and other specific local political and economic considerations. Companies located outside the United States operate under different accounting, auditing and financial reporting regulations than U.S. companies, and frequently there is less information publicly available about such companies. However, investing outside the U.S. can also reduce certain of these risks due to greater diversification opportunities.

                       Brokerage commissions are generally higher outside the U.S. and the fund will bear certain expenses in connec-tion with its currency transactions. Increased custo-dian costs as well as administrative difficulties (for example, delays in clearing and settling portfolio transactions or in receiving payments of dividends) may be associated with the maintenance of assets in certain jurisdictions.

                       CURRENCY TRANSACTIONS The fund has the ability to hold a portion of its assets in various currencies and to enter into forward currency contracts to protect against changes in currency exchange rates. The fund does not currently intend to enter into forward currency contracts other than foreign exchange contracts which will be used to facilitate settlement of trades.

                       WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS The fund may purchase securities on a delayed delivery or "when issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. As the fund's aggregate commitments under these transactions increase the opportunity for leverage similarly may increase.

                       PRIVATE PLACEMENTS Private placements may be either purchased from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act, for example, private placements sold pursuant to Rule 144A. Accordingly, any such obligation will be deemed illiquid unless it has been specifically determined to be liquid under procedures adopted by the fund's board of directors.


                       In determining whether these securities are liquid, factors such as the frequency and volume of trading and the commitment of dealers to make markets will be considered. Additionally, the liquidity of any particular

-------------------------------------------------------------------------------

                       security will depend on such factors as the availability of "qualified" institutional investors and the extent of investor interest in the security, which can change from time to time.

                       MATURITY There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in intermediate-term (three to ten years to maturity) and long-term (over ten years to maturity) securities.

         INVESTMENT    The fund may from time to time compare its investment
            RESULTS    results to various unmanaged indices or other mutual
                       funds in reports to shareholders, sales literature and
       The fund has    advertisements. The results may be calculated on a to-
   averaged a total    tal return, yield and/or distribution rate basis for
      return (at no    various periods, with or without sales charges. Results
   sales charge) of    calculated without a sales charge will be higher. Total
 11.21% a year over    returns assume the reinvestment of all dividends and
       its lifetime    capital gain distributions.

 (February 19, 1988    The fund's yield and the average annual total returns
  through September    are calculated with no sales charge in accordance with
         30, 1995).    Securities and Exchange Commission requirements. The
                       fund's distribution rate is calculated by annualizing the current month's dividend and dividing by the aver-age price for the month. For the 30-day period ended
                       September 30, 1995, the fund's SEC yield was 9.52% and the distribution rate was 8.84% with no sales charge.
                       The SEC yield reflects income earned by the fund, while the distribution rate reflects dividends paid by the fund. Among the elements used to calculate the SEC yield are the dividend and interest income earned and expenses paid by the fund, whereas the income paid to shareholders is used to calculate the distribution rate. The fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods, as of September 30, 1995, were 13.33%, 15.01% and 11.21%, respectively. Of course, past results are not an indication of future results. Further information regarding the fund's in-vestment results is contained in the fund's annual re-port which may be obtained without charge by writing to the Secretary of the fund at the address indicated on the cover of this prospectus.

         DIVIDENDS,    DIVIDENDS AND DISTRIBUTIONS The fund declares dividends
      DISTRIBUTIONS    from its net investment income daily and distributes
          AND TAXES    the accrued dividends to shareholders each month.
                       Dividends begin accruing one day after payment for
             Income    shares is received by the fund or American Funds
  distributions are    Service Company. All capital gains, if any, are
   made each month.    istributed annually, usually in December. When a
                       capital gain is declared, the net asset value per share is reduced by the amount of the payment.

                       The terms of your plan will govern how your plan may receive distributions from the fund. Generally, peri-odic distributions from the fund to your plan are rein-vested in additional fund shares, although your plan may permit fund distributions from net investment in-come to be received by you in cash while reinvesting capital gains distributions in

-------------------------------------------------------------------------------

                       additional shares or all fund distributions to be re-ceived in cash. Unless you select another option, all distributions will be reinvested in additional fund shares.

                       FEDERAL TAXES The fund intends to operate as a "regulated investment company" under the Internal Revenue Code. For any fiscal year in which the fund so qualifies and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax. The tax treatment of redemptions from a retirement plan may differ from redemptions from an ordinary shareholder account.

                       Please see the statement of additional information and your tax adviser for further information.

               FUND    FUND ORGANIZATION AND VOTING RIGHTS The fund, an open-
       ORGANIZATION    end, diversified management investment company, was
                AND    organized as a Massachusetts business trust in 1987.
         MANAGEMENT    The fund's board supervises fund operations and
                       performs duties required by applicable state and
      The fund is a    federal law. Members of the board who are not employed
      member of The    by Capital Research and Management Company or its
     American Funds    affiliates are paid certain fees for services rendered
    Group, which is    to the fund as described in the statement of additional
  managed by one of    information. They may elect to defer all or a portion
    the largest and    of these fees through a deferred compensation plan in
   most experienced    effect for the fund. Shareholders have one vote per
         investment    share owned and, at the request of the holders of at
          advisers.    least 10% of the shares, the fund will hold a meeting
                       at which any member of the board could be removed by a majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940.

                       THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92621. Capital Research and Management Company manages the investment portfolio and business affairs of the fund and receives a fee at the annual rate of 0.30% of the first $60 million of the fund's net assets, plus 0.21% on net assets in excess of $60 million but not exceeding $1 billion, plus 0.18% on net assets in excess of $1 billion, plus 3% of the first $100 million of annual gross income, plus 2.5% of annual gross investment income in excess of $100 million. Assuming net assets of $1 billion and gross investment income levels of 4%, 5%, 6%, 7% and 8%, management fees would be .34%, .37%, .40%, .43% and .46%, respectively.

                       Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc."), which is located at 333 South Hope Street, Los Angeles,

-------------------------------------------------------------------------------

                       CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.


                       Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.)

                       PORTFOLIO TRANSACTIONS Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

                       Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

                       PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of the fund's shares. American Funds Distributors is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                       PLAN OF DISTRIBUTION The fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures

--------------------------------------------------------------------------------

                      by the fund under the plan may not exceed 0.30% of its average net assets annually (0.25% of which may be for service fees).

                      TRANSFER AGENT American Funds Service Company, 800/421-0180, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. American Funds Service Company is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. It was paid a fee of $738,000 for the fiscal year ended September 30, 1995. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.


         PURCHASING   ALL ORDERS TO PURCHASE SHARES MUST BE MADE THROUGH YOUR
             SHARES   RETIREMENT PLAN. FOR MORE INFORMATION ABOUT HOW TO
                      PURCHASE SHARES OF THE FUND THROUGH YOUR PLAN OR
                      LIMITATIONS ON THE AMOUNT THAT MAY BE PURCHASED, PLEASE
                      CONSULT WITH YOUR EMPLOYER. Shares are sold to eligible retirement plans at the net asset value per share next determined after receipt of an order by the fund or American Funds Service Company. Orders must be received before the close of regular trading on the New York
                      Stock Exchange in order to receive that day's net asset value. Plans of organizations with collective retirement plan assets of $100 million or more may purchase shares at net asset value. In addition, any employer-sponsored
                      403(b) plan or defined contribution plan qualified under
                      Section 401(a) of the Internal Revenue Code including a
                      "401(k)" plan with 200 or more eligible employees or any other plan that invests at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within one year of such purchase. (See "Redeeming Shares--Contingent Deferred
                      Sales Charge.") Plans may also qualify to purchase shares at net asset value by completing a statement of intention to purchase $1 million in fund shares subject to a commission over a maximum of 13 consecutive months.
                      Certain redemptions of such shares may also be subject to a contingent deferred sales charge as described above. (See the statement of additional information.)


                      The minimum initial investment is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group.

-------------------------------------------------------------------------------

                       American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1996, provide additional promotional incentives to dealers. Currently these incentives are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. The incentive payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these promotional incentives.

                       Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribution.") These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

                       Shares of the fund are offered to other shareholders pursuant to another prospectus at public offering prices that may include an initial sales charge.

                       SHARE PRICE Shares are offered to eligible retirement plans at the net asset value next determined after the order is received by the fund or American Funds Service Company. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer must be indicated. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                       The fund's net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

       SHAREHOLDER     Subject to any restrictions contained in your plan, you
          SERVICES     can exchange your shares for shares of other funds in
                       The American Funds Group which are offered through the plan at net asset value. In addition, again depending on your plan, you may be able to exchange shares automatically or cross-reinvest dividends in shares of other funds. Contact your plan administrator/trustee regarding how to use these services. Also, see the fund's statement of additional information for a description of these and other services that may be available through your plan. These services are available only in states where the fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days' written notice.

--------------------------------------------------------------------------------

          REDEEMING   Subject to any restrictions imposed by your plan, you
             SHARES   can sell your shares through the plan any day the New
                      York Stock Exchange is open. For more information about how to sell shares of the fund through your retirement plan, including any charges that may be imposed by the plan, please consult with your employer.

                      ---------------------------------------------------------
                      By contacting   Your plan administrator/trustee must
                      your plan       send a letter of instruction
                      administrator/  specifying the name of the fund, the
                      trustee         number of shares or dollar amount to
                                      be sold, and, if applicable, your
                                      name and account number. For your
                                      protection, if you redeem more than
                                      $50,000, the signatures of the
                                      registered owners (i.e., trustees or
                                      their legal representatives) must be
                                      guaranteed by a bank, savings
                                      association, credit union, or member
                                      firm of a domestic stock exchange or
                                      the National Association of
                                      Securities Dealers, Inc. that is an
                                      eligible guarantor institution. Your
                                      plan administrator/trustee should
                                      verify with the institution that it
                                      is an eligible guarantor prior to
                                      signing. Additional documentation
                                      may be required to redeem shares
                                      from certain accounts. Notarization
                                      by a Notary Public is not an
                                      acceptable signature guarantee.

                      ---------------------------------------------------------
                       By contacting  Shares may also be redeemed through
                       your           an investment dealer, however, you
                       investment     or your plan may be charged for this
                       dealer         service. SHARES HELD FOR YOU IN AN
                                      INVESTMENT DEALER'S STREET NAME MUST
                                      BE REDEEMED THROUGH THE DEALER.
                      ---------------------------------------------------------
                      THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE")

                      CONTINGENT DEFERRED SALES CHARGE A contingent deferred sales charge of 1% applies to certain redemptions within the first year on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase) and for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; and for redemptions in connection with loans made by qualified retirement plans.

                      OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share Price." Because the fund's net asset value fluctuates, reflecting the market value of the portfolio, the amount you receive for shares redeemed may be more or less than the amount paid for them.

-------------------------------------------------------------------------------

                       Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of
                       1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

           APPENDIX    Moody's Investors Service Inc. rates the long-term debt
                       securities issued by various entities in categories
     Description of    ranging from "Aaa" to "C," according to quality as
      Bond Ratings.    described below.

                       "AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge.' Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

                       "AA -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

                       "A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

                       "BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

                       "BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

                       "B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

-------------------------------------------------------------------------------

                       "CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

                       "CA -- Speculative in a high degree; often in default or have other marked shortcomings."

                       "C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

                       Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

                       "AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

                       "AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

                       "A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

                       "BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

                       "BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

                       "C1 -- Reserved for income bonds on which no interest is being paid."

                       "D -- In default and payment of interest and/or repayment of principal is in arrears."

                       [LOGO OF RECYLED     This prospectus has been printed on
                           PAPER]           recycled paper that meets the
                                            guidelines of the United States
                                            Environmental Protection Agency

            -----------------------------------------------------
            THIS PROSPECTUS RELATES ONLY TO SHARES OF THE FUND OFFERED WITHOUT A SALES CHARGE TO ELIGIBLE RETIREMENT PLANS. FOR A PROSPECTUS REGARDING SHARES OF THE FUND TO BE ACQUIRED OTHERWISE, CONTACT THE SECRETARY OF THE FUND AT THE ADDRESS INDICATED ON THE FRONT.
            -----------------------------------------------------

American
High-
Income
Trust(R)

November 25, 1995

AMERICAN HIGH-INCOME TRUST(R)
Profile

333 South Hope Street                               November 25, 1995
Los Angeles, CA 90071

1. Goal
The fund primarily seeks high income. The fund also attempts to make your money grow.

2. Investment Strategies
The fund primarily invests in lower rated bonds (also known as junk bonds). The fund may also invest up to 25% of its assets in common stocks and in securities of issuers outside the U.S.

3. Risks
Bond and stock prices rise and fall. Bonds are subject to credit risk (the possibility that the bond issuer will default on its obligation) and market risk (when interest rates rise, bond prices fall and vice versa). Lower rated bonds are subject to greater price fluctuations and risk of loss than higher rated bonds. Stocks are also subject to certain market risks. Moreover, investing outside the U.S. involves special risks, such as currency fluctuations.

YOU CAN LOSE MONEY BY INVESTING IN THE FUND; YOUR INVESTMENT IS NOT GUARANTEED. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INTEND TO INVEST FOR A SHORTER PERIOD OF TIME.

4. Appropriateness
If you are not a long-term investor primarily seeking high income and are willing to accept the risks described above including the risks of investing in lower rated bonds, this fund may not be appropriate for you. Please consult your investment dealer.

5. Fees and Expenses
Shareholder transaction expenses are charges you pay when you buy or sell shares of a fund. Annual fund operating expenses are paid out of the fund's assets. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.

Shareholder Transaction Expenses

Maximum sales charge
on purchases
(as a percentage of offering price)    4.75%



SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. The fund has no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions within 12 months following purchases without a sales charge.

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees                  0.53%
12b-1 expenses                   0.22%
Other expenses                   0.14%
Total fund operating expenses    0.89%


Example
You would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return. This example should not be considered a representation of past or future expenses.

One year     $ 56
Three years    75
Five years     94
Ten years     152



6. Past Results
Here are the fund's annual total returns for each calendar year over the fund's lifetime:
[CHART]

1989      0.64
1990     -4.66
1991     26.12
1992      8.90
1993     11.63
1994     -9.62

[END CHART]
Sales charges have not been deducted from results shown above.
The fund's average annual total return* is +10.50% over its lifetime (February 19, 1988 through September 30, 1995). PAST RESULTS ARE NOT A GUARANTEE OF FUTURE RESULTS.



                Average Annual
                Total Returns*
 One year         +  7.93%
 Five years       + 13.89%
 Lifetime         + 10.50%
                30-Day Yield*
                     9.06%


* These results were calculated for periods ended September 30, 1995 in accordance with Securities and Exchange Commission rules which require that the maximum sales charge be deducted.

7. Investment Adviser
Capital Research and Management Company, one of the world's largest and most experienced investment advisers, manages the fund, which is a member of The American Funds Group. Capital Research and Management Company manages this diversified mutual fund using the multiple portfolio counselor system. Under this system, the fund's assets are divided into several portions. Each portion is independently managed by a portfolio counselor or a group of research professionals, subject to oversight by the investment adviser's investment committee.

8. Purchases
The fund's shares are sold through investment dealers. Your investment dealer can help you with your account, or you may call American Funds Service Company at 800/421-0180 with questions about your account. Generally, the minimum initial investment is $1,000.

9. Redemptions
You may redeem shares through your investment dealer or by calling American FundsLineR at 800/325-3590. (You will need the fund's number - 21 - if you use this service.) Transactions will be processed as of the next close of the New York Stock Exchange.

10. Distributions
Dividends and capital gain distributions are automatically reinvested unless you notify American Funds Service Company that you would like to invest them in another of the American Funds or receive payment in cash. Income distributions are usually made monthly. Capital gains, if any, are usually distributed in December.

11. Other Services
You may exchange your shares for any of the other American Funds or obtain information about your investment any time by calling American FundsLineR. If you who purchase shares at net asset value through a retirement plan, some or all of the services or features described may not be available. Contact your employer for details.

THIS PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. MORE DETAILS APPEAR IN THE FUND'S ACCOMPANYING PROSPECTUS.

 This profile has been printed on recycled paper that meets the guidelines of the United
 States Environmental Protection Agency.

American
High-
Income
Trust(R)

November 25, 1995

AMERICAN HIGH-INCOME TRUST(R)
Profile for Eligible Retirement Plans

333 South Hope Street                               November 25, 1995
Los Angeles, CA 90071

1. Goal
The fund primarily seeks high income. The fund also attempts to make your money grow.

2. Investment Strategies
The fund primarily invests in lower rated bonds (also known as junk bonds). The fund may also invest up to 25% of its assets in common stocks and in securities of issuers outside the U.S.

3. Risks
Bond and stock prices rise and fall. Bonds are subject to credit risk (the possibility that the bond issuer will default on its obligation) and market risk (when interest rates rise, bond prices fall and vice versa). Lower rated bonds are subject to greater price fluctuations and risk of loss than higher rated bonds. Stocks are also subject to certain market risks. Moreover, investing outside the U.S. involves special risks, such as currency fluctuations.

YOU CAN LOSE MONEY BY INVESTING IN THE FUND; YOUR INVESTMENT IS NOT GUARANTEED. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INTEND TO INVEST FOR A SHORTER PERIOD OF TIME.

4. Appropriateness
If you are not a long-term investor primarily seeking high income and are willing to accept the risks described above including the risks of investing in lower rated bonds, this fund may not be appropriate for you. For more information, consult your investment dealer or employer.

5. Fees and Expenses
Shareholder transaction expenses are charges you pay when you buy or sell shares of a fund. Annual fund operating expenses are paid out of the fund's assets. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.

Shareholder Transaction Expenses
Shares of the fund are sold to eligible retirement plans* with no sales charge. However, a 1% contingent deferred sales charge is imposed on certain redemptions within one year of the purchase from certain plans investing $1 million or more. The fund has no sales charge on reinvested dividends and no deferred sales charge for redemptions or exchanges.

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees                  0.53%
12b-1 expenses                   0.22%
Other expenses                   0.14%
Total fund operating expenses    0.89%


Example
You would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return. This example should not be considered a representation of past or future expenses.

One year     $ 9
Three years   28
Five years    49
Ten years    110


* Plans of companies with collective retirement plan assets of $100 million or more or plans purchasing $1 million or more or having 200 or more eligible employees.

6. Past Results
Here are the fund's annual total returns for each calendar year over the fund's lifetime:
[CHART]

1989      5.63
1990      0.07
1991      3.24
1992     14.29
1993     17.22
1994     -5.11

[END CHART]
The fund's average annual total return* is +11.21% over its lifetime (February 19, 1988 through September 30, 1995). PAST RESULTS ARE NOT A GUARANTEE OF FUTURE RESULTS.


                Average Annual
                Total Returns*
One year        + 13.33%

Five years      + 15.01%

Lifetime        + 11.21%
                30-Day Yield*

                   9.52%


* These results were calculated for periods ended September 30, 1995 in accordance with Securities and Exchange Commission rules.

7. Investment Adviser
Capital Research and Management Company, one of the world's largest and most experienced investment advisers, manages the fund, which is a member of The American Funds Group. Capital Research and Management Company manages this diversified mutual fund using the multiple portfolio counselor system. Under this system, the fund's assets are divided into several portions. Each portion is independently managed by a portfolio counselor or a group of research professionals, subject to oversight by the investment adviser's investment committee.

8. Purchases
All orders to purchase shares must be made through your retirement plan. For more information about how to purchase shares of the fund through your plan or limitations on the amount that may be purchased, please consult with your employer.

9. Redemptions
Subject to any restrictions imposed by your plan, you may sell your shares through the plan any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your retirement plan, including any charges that may be imposed by the plan, please consult with your employer.

10. Distributions
Dividends and capital gain distributions are automatically reinvested unless you notify American Funds Service Company that you would like to invest them in another of the American Funds or receive payment in cash. Income distributions are usually made monthly. Capital gains, if any, are usually distributed in December.

11. Other Services
You may exchange your shares for any of the other American Funds or obtain information about your investment any time by calling American FundsLineR. If you who purchase shares at net asset value through a retirement plan, some or all of the services or features described may not be available. Contact your employer for details.

THIS PROFILE RELATES ONLY TO SHARES OF THE FUND OFFERED WITHOUT SALES CHARGE TO ELIGIBLE RETIREMENT PLANS. TO RECEIVE A FULL PROSPECTUS, CONTACT YOUR EMPLOYER OR THE SECRETARY OF THE FUND AT THE ABOVE ADDRESS.

 This profile has been printed on recycled paper that meets the guidelines of the United
 States Environmental Protection Agency.

                                      Part B
                      Statement of Additional Information
                               November 25, 1995

    This document is not a prospectus but should be read in conjunction with a current prospectus dated November 25, 1995 of American High-Income Trust (the "fund"). A prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           American High-Income Trust
                             Attention:  Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                 (213) 486-9200

 The fund has two forms of prospectuses. Each reference to the prospectus in this Statement of Additional Information includes both of the fund's prospectuses. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

ITEMPAGE NO.



DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                1

INVESTMENT RESTRICTIONS                                            5

FUND OFFICERS AND TRUSTEES                                         7

MANAGEMENT                                                        10

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                        12

PURCHASE OF SHARES                                                15

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                       17

EXECUTION OF PORTFOLIO TRANSACTIONS                               17

GENERAL INFORMATION                                               18

INVESTMENT RESULTS                                                19

APPENDIX                                                          22

FINANCIAL STATEMENTS                                            ATTACHED




              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives and Policies."
PORTFOLIO TRADING - The fund intends to engage in portfolio trading when it is believed that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

COMMERCIAL BANK OBLIGATIONS - The fund will invest in certificates of deposit (interest-bearing time deposits) and bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) only to the extent that such items represent direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is federally insured.

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS - The fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase.

 The fund will identify liquid assets such as cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

PRIVATE PLACEMENTS - The fund will invest no more than 15% of its net assets, in aggregate, in securities that are not readily marketable, including securities acquired in private placements (which are direct sales of securities to a limited number of investors). These purchases may be either from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Securities acquired in private placements may be subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under that Act. Accordingly, such securities may not be readily marketable, and the fund may incur certain additional costs in disposing of such securities.

VARIABLE, FLOATING RATE AND SYNTHETIC OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest on which the coupon rates are based. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate. The fund may also invest in "synthetic" securities whose value depends on the level of currencies, commodities, securities, securities indexes, or other financial indicators or statistics. For example, these could include fixed-income securities whose value or interest rate is determined by reference to the value of a foreign currency relative to the U.S. dollar, or to the value of different foreign currencies relative to each other. The value or interest rate of these securities may increase or decrease as the value of the underlying instrument changes.

CASH AND CASH EQUIVALENTS - Subject to the requirement that it maintain at least 65% of its assets in high-risk, high-yield bonds under normal market conditions, the fund may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit, which are interest-bearing time deposits; bankers' acceptances, which are time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits) and commercial paper (short-term notes issued by corporations or governmental bodies).

WARRANTS OR RIGHTS - As a condition of its continuing registration in a state, the fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the fund's net assets, may be warrants or rights that are not listed on either the New York Stock Exchange or the American Stock Exchange. Warrants or rights acquired by the fund in units or attached to securities will be deemed to be without value for purposes of these restrictions. These limits are not fundamental policies of the fund and may be changed by the Board of Trustees without shareholder approval.

CURRENCY TRANSACTIONS - The fund has the ability to hold a portion of its assets in various currencies and to enter into forward currency contracts to protect against changes in currency exchange rates. The fund does not currently intend to enter into forward currency contracts other than foreign exchange contracts which will be used to facilitate settlement of trades

 A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund might purchase a currency or enter into a forward purchase contract for the currency to preserve the U.S. dollar price of securities it has the authority to purchase or has contracted to purchase. Alternatively, it might sell a currency on either a spot or forward basis to hedge against an anticipated decline in the U.S. dollar value of securities in its portfolio or which it intends or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency.

   LOANS OF PORTFOLIO SECURITIES - Although the fund has no current intention to do so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call in a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, computed at the time any such loan is made.

   REPURCHASE AGREEMENTS - Although the fund has no current intention to do so during the next 12 months, the fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral security under the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

   REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS - Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements and "roll" transactions. This type of agreements involves the sale of a security by a fund and its commitment to repurchase the security at a specified time and price. A "roll" transaction is the sale of securities together with a commitment (for which the fund may receive a fee) to purchase similar, but not identical, securities at a future date. The fund will segregate liquid assets such as cash, U.S. Government securities or other appropriate high grade debt obligations in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), these transactions may be considered borrowings by the fund; accordingly, the fund will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for the purpose of leveraging, to the extent the fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

   OPTIONS ON U.S. TREASURY SECURITIES - ALTHOUGH THE FUND HAS NO CURRENT INTENTION OF DOING SO DURING THE NEXT 12 MONTHS, from time to time, the fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These put options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded put options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

 Although the fund may purchase options to reduce the risk of increases in interest rates, it cannot thereby eliminate all such risks. For example, while the value of options on Treasury securities principally is related to general levels of interest rates on Treasury securities, the values of higher yielding corporate obligations in which the fund primarily invests also are affected by credit and other factors. The fund is subject to the loss of its entire premium payment where the put option is allowed to expire without exercise.
The fund may not purchase any additional options if, as a result, the value of all options owned by the fund would exceed 5% of the fund's total assets.

   PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last eight years.
                            INVESTMENT RESTRICTIONS

 The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. These restrictions provide that the fund may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

  2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

  3. Invest in companies for the purpose of exercising control or management;

  4. Knowingly purchase securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

  5. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

  6. Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 15% of the fund's net assets;

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that this does not prevent the fund from purchasing debt securities, entering into repurchase agreements or making loans of portfolio securities;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 10. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

 11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

 13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest in interests in oil, gas, or other mineral exploration or development programs;

 15. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

 16. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. Government securities.

 A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the Fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

 Notwithstanding Investment Restriction #4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

                           FUND OFFICERS AND TRUSTEES
                       Trustees and Trustee Compensation

NAME, ADDRESS AND AGE          POSITION WITH   PRINCIPAL OCCUPATION(S) DURING   AGGREGATE           TOTAL           TOTAL NUMBER
                               REGISTRANT    PAST 5 YEARS (POSITIONS WITHIN THE   COMPENSATION        COMPENSATION    OF FUND

                                             ORGANIZATIONS LISTED MAY HAVE   (INCLUDING          FROM ALL FUNDS   BOARDS ON
                                             CHANGED DURING THIS PERIOD)    VOLUNTARILY DEFERRED   MANAGED BY      WHICH
                                                                            COMPENSATION/1/) FROM    CAPITAL         DIRECTOR

                                                                            THE COMPANY DURING   RESEARCH AND    SERVES/2/
                                                                            FISCAL YEAR ENDED   MANAGEMENT
                                                                            SEPTEMBER 30, 1995   COMPANY/2/

++ H. Frederick Christie                     Private Investor.  The Mission Group    $

Age: 62                        Trustee       (non-utility holding company, subsidiary of   3,259/3/            $137,600        18

 P.O. Box 144                                Southern California Edison Company),

 Palos Verdes Estates,                       former President and Chief
CA 90274                                     Executive Officer

 Diane C. Creel                Trustee       Chairwoman, CEO and President,    $
Age: 46                                      The Earth Technology Corporation   2,555               $37,825         12
 100 W. Broadway
 Suite 5000
 Long Beach, CA
90802

 Martin Fenton, Jr.            Trustee       Chairman, Senior Resource Group    $
Age: 60                                      (management of senior living centers)   2,871/3/            $103,850        16

 4350 Executive
Drive
 Suite 101
 San Diego, CA
92121-2116

 Leonard R. Fuller             Trustee       President, Fuller & Company, Inc.    $

Age: 48                                      (financial management consulting firm)   2,811               $38,325         12

 4337 Marina City
Drive
 Suite 841 ETN
 Marina del Rey, CA
90292

+* Abner D. Goldstine                        Capital Research and Management    n
Age: 65                        Trustee       Company, Senior Vice President   one/4/              none/4/         12
                                             and Director

+** Paul G. Haaga, Jr.                       Capital Research and Management    n
Age: 46                        Chairman of   Company, Senior Vice President   one/4/              none/4/         14
                               the Board     and Director

 Herbert Hoover III            Trustee       Private Investor                $
Age: 67                                                                     3,077               $59,600         14
 200 S. Los Robles
Avenue
 Suite 520
 Pasadena, CA
91101-2431

 Richard G. Newman             Trustee       Chairman, President and CEO,    $
Age: 60                                      AECOM Technology Corporation   2,891/3/            $39,000         12
 3250 Wilshire                               (architectural engineering)
Boulevard
 Los Angeles, CA
90010-1599

 Peter C. Valli                Trustee       Chairman and CEO, BW/IP         $
Age: 68                                      International Inc. (industrial   2,800/3/            $37,000         12
 200 Oceangate                               manufacturing)
Boulevard
 Suite 900
 Long Beach, CA
90802


+ Directors who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as
follows:   H. Frederick Christie ($2,174), Martin Fenton, Jr. ($4,248), Richard
G. Newman ($6,094), and Peter C. Valli ($5,868). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                    OFFICERS
*** Richard T. Schotte, PRESIDENT.  Capital Research Company, Senior Vice
President

** Mary C. Cremin, VICE PRESIDENT AND TREASURER.  Capital Research and
Management
 Company, Senior Vice President - Fund Business Management Group

* Michael J. Downer, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Julie F. Williams, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

   * Kimberly S. Verdick, ASSISTANT SECRETARY. Capital Research and Management Company,
Assistant Vice President - Fund Business Management Group

** Anthony W. Hynes, Jr., ASSISTANT TREASURER. Capital Research and Management Company,
 Vice President - Fund Business Management Group

*  Address is 333 South Hope Street, Los Angeles, CA  90071.
** Address is 135 South State College Boulevard, Brea, CA  92621.
*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025.

    No compensation is paid by the fund to any officer or Trustee who is a director or officer of the Investment Adviser. The fund pays annual fees of $1,800 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of November 1, 1995, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

    The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serve over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement"), between the fund and the Investment Adviser will continue in effect until October 31, 1996, unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

    The Investment Adviser has voluntarily agreed to waive its fees by any amount necessary to assure that the fund's expenses will not exceed 1.00% of the average daily net assets. Additionally, the Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the fund's shares are being offered for sale. Only one state, California, currently imposes expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Expenses pursuant to the fund's Plan of Distribution are excluded from this limit. Other expenses which are not subject to these limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

    During the fiscal years ended September 30, 1995, 1994, and 1993, the Investment Adviser's total fees amounted to $4,916,000, $4,005,000, and $2,781,000, respectively.

 The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, the expense of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, printing and preparation of registration statements, taxes and compensation and expenses of Trustees who are not affiliated with the Investment Adviser.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended September 30, 1995 amounted to $1,209,000 after allowance of $5,116,000 to dealers. During the fiscal years ended September 30, 1994 and 1993, the Principal Underwriter retained $1,298,000 and $1,492,000, respectively.

 As required by rule 12b-1 the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by a vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund shall be committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

    Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealers commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including a "401(k)" plan with 200 or more eligible employees). During the fund's fiscal year ended September 30, 1995, such expenses were $2,068,000 under the Plan as compensation to dealers. As of September 30, 1995, accrued and unpaid distribution expenses were $173,000.


    The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on that portion (if any) of such investment company taxable income and any net capital gain that it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

    If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

    Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

 The fund may be required to pay withholding and other taxes imposed by countries outside the U.S. which would reduce the fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. The fund does not currently expect to meet the eligibility requirement for filing this election as its investments in securities of non-U.S. issuers are limited to 25% of its assets.

 The fund may enter into forward currency contracts in connection with its non-U.S. investments. The amount of any realized gain or loss on closing out a forward contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Code Section 988 may also apply to forward contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

 Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends and distributions declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

    As of the date of this statement of additional information, the maximum Federal individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details to their own tax status.

                               PURCHASE OF SHARES

   PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

    The price you pay for fund shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

    1. Stocks and convertible debentures are stated at market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the year or, for listed securities having no sales reported, upon last-reported bid prices on that date. Securities traded in the over-the-counter market are valued at the last available sale prior to the time of valuation or, lacking any sales, at the last reported bid price.

    Bonds and Treasury notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation committee of the Board of Trustees.

 2. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the fund's officers.

 3. The fund's liabilities, including proper accruals of expense items, are deducted from total assets; and

  4. The net assets so obtained are then divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

        Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would beneficially OWN directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

   STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on these shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

    In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll
deduction investment will be multiplied by 13 and then multiplied by 1.5.   The
current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

    Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

   DEALER COMMISSIONS - The following commissions will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value. See "The American Funds Shareholder Guide" in the fund's prospectus for more information.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the 10th day of the month (or on or about the 15th day of the month in the case of retirement plans for which Capital Guardian Trust Company serves as trustee or custodian). Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement showing the current transaction. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.

    Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal year ended September 30, 1995 amounted to $3,523,000. Dealcer concessions paid on underwritings, including dealer concessions on underwritings, for the fiscal years ended September 30, 1994 and 1993 amounted to $4,991,000, and $4,623,000, respectively. No brokerage commissions were paid for the fiscal years ended September 30, 1994 and 1993.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or non-U.S. branches of U.S. banks.

INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on September 30. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information audited annually by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Trustees.

   PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

OFFERING PRICE PER SHARE -- September 30, 1995



Net asset value and redemption price per share

(Net assets divided by shares outstanding)           $14.30



Offering price per share (100/95.25 of per share

net asset value, which takes into account the

fund's current maximum sales charge)                   15.01



SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Fund was organized, and California, where the Fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Fund or Trustees. The Declaration of Trust provides for indemnification out of Fund property of any shareholder held personally liable for the obligations of the Fund and also provides for the Fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any trustee or trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                               INVESTMENT RESULTS

    The fund's yield is 9.06% based on the 30-day (or one month) period ended September 30, 1995, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ -1]
Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements).
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d = the maximum offering price per share on the last day of the period.

    The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

    The fund's total return over the past 12 months and average annual total return for the five-year and lifetime periods ending on September 30, 1995 was 7.93%, 13.89%, and 10.50%, respectively. The average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange
Commission:  P(1+T)/n/ = ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The Fund will calculate total return for one, five and ten-year periods after such periods have elapsed. In addition, the Fund will provide lifetime average total return figures.




HERE'S HOW MUCH YOU WOULD HAVE IF YOU

INVESTED $2,000 A YEAR IN THE FUND:



1 year           3 years            Lifetime

(10/1/94-9/30/95)   (10/1/92-9/30/95)   (2/19/88-9/30/95)



$2,159           $6,865             $24,963




           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                        ... and taken all distributions

If you had invested                     in shares your investment

$10,000 in the Fund                     would have been worth this

this many years ago...                   much at September 30, 1995

|                                       |

                        Periods

Number of Years         10/1-9/30       Value**

1                       1994  -  1995   $10,793

2                       1993  -  1995   10,966

3                       1992  -  1995   12,567

4                       1991  -  1995   14,837

5                       1990  -  1995   19,162

6                       1989  -  1995   18,397

7                       1988  -  1995   20,212

Lifetime                2/19/88  - 1995   21,382


** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.
                                 *  *  *  *  *

ILLUSTRATION OF A $10,000 INVESTMENT IN THE FUND WITH DIVIDENDS REINVESTED (For the lifetime of the fund February 19, 1988 - September 30, 1995)


                        COST OF SHARES                                              VALUE OF SHARES**


 Fiscal                                     Total          From    From            From

Year End        Annual        Dividends   Investment      Initial   Capital       Dividends     Total
                                                                   Gains

September 30   Dividends     (cumulative)      Cost       Investment   Reinvested   Reinvested    Value



1988*         $  640        $  640        $10,640       $9,433     ---          $  641       $10,07
                                                                                             4

1989           1,188         1,828         11,828        9,273     ---           1,800         11,073


1990           1,334         3,162         13,162        7,873     ---           2,754
                                                                                             10,628

1991           1,411         4,573         14,573        9,040     ---           4,683
                                                                                             13,723

1992           1,404         5,977         15,977        9,720     ---           6,484
                                                                                             16,204

1993           1,503         7,480         17,480       10,120     155           8,293
                                                                                             18,568

1994           1,555         9,035         19,035        9,313     438           9,115
                                                                                             18,866

1995           1,879        10,914         20,914        9,533     561          11,288
                                                                                             21,382



   The dollar amount of capital gain distributions during the period was $572.
*  From inception on February 19, 1988.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

   EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages eight common stock funds that are at least 10 years old. Since 1964, in all of the 10-year periods during which those funds were managed by Capital Research and Management Company (115 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 94 of the 115 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

 The fund may from time to time compare its investment results with the following:

 (1) Salomon Brothers High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $50 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of CCC/BB+.

    (2) Salomon Brothers Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (BBB/Baa3) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.

 (3) Lipper's "High Current Yield" funds average, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical Services. The number of funds contained in the data base varies as funds are added or deleted over time.

 (4) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

 (5) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).
                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS
 Moody's Investors Service, Inc. employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

 Standard & Poor's Corporation's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

American High-Income Trust
Investment Portfolio
September 30, 1995

U.S. Corporate Bonds                                           70%

Non-U.S. Bonds                                                 16%

U.S. Treasuries                                                4%

Stocks                                                         3%

Cash and Equivalents                                           7%



--------------------------------------------------             ---------       -----------    --------



                                                               Principal       Market         Percent

                                                               Amount          Value          of Net

Bonds & Notes - 90.16%                                         (000)           (000)          Assets

Beverages - 1.47%

Canandaigua Wine Co., Inc. 8.75% 2003                          $7,000          $6,930         .63%

Dr Pepper Bottlng Co. of Texas 10.25% 2000                     9,000           9,360          .84

                                                                               -----------    --------

                                                                               16,290         1.47

                                                                               -----------    --------

Broadcasting & Publishing - 4.22%

American Media Operation, Inc. 11.625% 2004                    10,750          11,099         1.00

Infinity Broadcasting Corp. 10.375% 2002                       8,450           9,042          .81

Marvel Holdings Inc. 0% 1998                                   24,000          17,400         1.57

Univision Television Group, Inc.:

 11.75% 2001                                                   4,350           4,676          .42

 7.00% 2002                                                    2,567           1,547          .14

Young Broadcasting Inc. 10.125% 2005                           3,000           3,150          .28

                                                                               -----------    --------

                                                                               46,914         4.22

                                                                               -----------    --------

Cable & Telephone in the United

Kingdom - 5.88%

Bell Cablemedia PLC 0%/11.95% 2004/1/                          29,000          18,995         1.71

International CableTel Inc.:

 0%/10.875% 2003/1/                                            21,175          13,764         1.24

 0%/12.75% 2005/1/                                             1,000           595            .05

TeleWest PLC:

 9.625% 2006                                                   4,500           4,522          .41

 0%/11.00% 2007/1/                                             7,000           4,130          .37

Videotron Holdings PLC:

 0%/11.125% 2004/1/                                            31,000          20,460         1.84

 0%/11.00% 2005/1/                                             5,000           2,863          .26

                                                                               -----------    --------

                                                                               65,329         5.88

                                                                               -----------    --------

Cellular, Paging & Wireless

Communications - 18.43%

CAI Wireless Systems, Inc. 12.25% 2002                         5,200           5,408          .49

CellNet Data Systems, Inc. 0%/13.00% 2005/1/                   25,000          12,031         1.08

Cellular, Inc. 0%/11.75% 2003/1/                               8,500           6,545          .59

Cellular Communications International, Inc.

 Units, 0% 2000                                                20,250          11,239         1.01

CenCall Communications Corp. 0%/10.125% 2004/1//2//3/          24,050          12,506         1.13

Centennial Cellular Corp. 8.875% 2001                          17,000          16,235         1.46

Comcast Cellular Corp.:

 Series A, 0% 2000                                             1,500           1,148          .10

 Series B, 0% 2000                                             3,250           2,486          .22

Dial Call Communications, Inc. 0%/12.25% 2004/1//2/            16,750          8,857          .80

Geotek Communications, Inc. Units, 0%/15.00% 2005/1/           2,000           1,020          .09

Heartland Wireless Communications, Inc.

 Units, 13.00% 2003                                            3,800           4,199          .38

Horizon Cellular Telephone Co., LP

 0%/11.375% 2000/1/                                            17,065          14,420         1.30

MobileMedia Communications, Inc.

 0%/10.50% 2003/1/                                             19,150          13,980         1.26

NEXTEL Communications, Inc./2/:

 0%/11.50% 2003/1/                                             18,000          10,238         .92

 0%/9.75% 2004/1/                                              15,500          7,614          .69

Paging Network, Inc. 11.75% 2002                               14,250          15,675         1.41

PanAmSat, LP:

 9.75% 2000                                                    6,500           6,793          .61

 0%/11.375% 2003/1/                                            7,000           5,460          .49

People's Choice TV Corp. Units, 0%/13.125% 2004/1/             18,250          9,672          .87

PriCellular Wireless Corporation:

 0%/14.00% 2001/1/                                             4,000           3,320          .30

 0%/12.25% 2003/1/                                             13,710          9,803          .88

Rogers Cantel Mobile Communications Inc.:

 10.75% 2001                                                   22,330          23,446         2.11

 11.125% 2002                                                  2,500           2,644          .24

                                                                               -----------    --------

                                                                               204,739        18.43

                                                                               -----------    --------

Construction & Housing - 1.72%

Building Materials Corp. of America

 0%/11.75% 2004/1/                                             6,500           4,062          .37

Del Webb Corp.:

 9.75% 2003                                                    3,000           2,940          .26

 9.00% 2006                                                    1,750           1,623          .15

Toll Corp. 9.50% 2003                                          4,000           4,020          .36

Triangle Pacific Corp. 10.50% 2003                             6,250           6,469          .58

                                                                               -----------    --------

                                                                               19,114         1.72

                                                                               -----------    --------

Diversified Media, Cable Television &

Telecommunications - 6.99%

Cablevision Systems Corp. 9.875% 2013                          4,000           4,180          .38

Century Communications Corp. 9.50% 2000                        4,100           4,141          .37

Comcast Corp. 10.25% 2001                                      2,200           2,354          .21

Continental Cablevision, Inc.:

 10.625% 2002                                                  8,000           8,440          .76

 8.625% 2003                                                   10,000          10,125         .91

 11.00% 2007                                                   1,500           1,657          .15

Insight Communications Co., LP 8.25% 2000/4/                   1,500           1,515          .14

IntelCom Group Inc. Units, 0%/13.50% 2005/1/                   13,000          7,150          .64

Jones Intercable, Inc. 9.625% 2002                             4,500           4,680          .42

MFS Communications Co., Inc. 0%/9.375% 2004/1/                 40,850          30,944         2.78

Storer Communications, Inc. 10.00% 2003                        2,534           2,547          .23

                                                                               -----------    --------

                                                                               77,733         6.99

                                                                               -----------    --------

Energy & Related Companies - 7.11%

Dual Drilling Co. 9.875% 2004                                  9,450           8,812          .79

Flores & Rucks, Inc. 13.50% 2004                               9,000           10,080         .91

Global Marine, Inc. 12.75% 1999                                5,900           6,519          .59

Mesa Capital Corp. 12.75% 1998                                 4,500           4,151          .37

Oil Co. Ltd. 8.90% 2000/5/                                     3,500           3,561          .32

TransTexas Gas Corp. 11.50% 2002                               15,750          16,498         1.48

Triton Energy Corp. 0%/9.75% 2000/1/                           8,000           7,320          .66

Tuboscope Vetco International Inc. 10.75% 2003                 7,000           6,965          .63

Wilrig AS 11.25% 2004                                          14,000          15,120         1.36

                                                                               -----------    --------

                                                                               79,026         7.11

                                                                               -----------    --------

Food Retailing - 2.16%

Safeway Inc. 10.00% 2002                                       1,700           1,946          .18

Star Markets Co., Inc. 13.00% 2004                             11,000          10,450         .94

Stater Bros. Holdings Inc. 11.00% 2001                         11,500          11,586         1.04

                                                                               -----------    --------

                                                                               23,982         2.16

                                                                               -----------    --------

Forest Products & Paper - 9.27%

Container Corp. of America:

 10.75% 2002                                                   3,000           3,158          .28

 9.75% 2003                                                    23,750          23,869         2.15

 11.25% 2004                                                   2,500           2,644          .24

Fort Howard Paper Co.:

 9.25% 2001                                                    15,250          15,059         1.36

 8.25% 2002                                                    3,000           2,850          .26

 9.00% 2006                                                    4,750           4,465          .40

Klabin Fabricadora de Papel e Cellulose

 SA 10.00% 2001/5/                                             834             788            .07

MAXXAM Group Inc. 11.25% 2003                                  3,000           2,933          .26

Pacific Lumber Co. 10.50% 2003                                 7,000           6,650          .60

P.T. Indah Kiat Pulp & Paper Corp.:

 8.875% 2000/5/                                                13,750          12,994         1.17

 11.875% 2002                                                  2,000           2,055          .19

P.T. Inti Indorayon Utama  9.125% 2000                         1,000           940            .08

P.T. Pabrik Kertas Tjiwi Kimia 13.25% 2001                     5,500           5,940          .53

Repap Wisconsin, Inc. Second Priority 9.875% 2006              5,000           4,800          .43

Riverwood International Corp.:

 10.75% 2000                                                   8,500           9,052          .81

 Series II, 10.75% 2000                                        1,000           1,065          .10

 11.25% 2002                                                   3,500           3,754          .34

                                                                               -----------    --------

                                                                               103,016        9.27

                                                                               -----------    --------

Independent Power Producers - 4.46%

California Energy Co., Inc.

 0%/10.25% 2004/1/                                             34,750          30,580         2.75

Midland Cogeneration Venture LP:

 Series C-91, 10.33% 2002                                      6,573           6,771          .61

 Series C-94, 10.33% 2002                                      5,909           6,146          .55

Subic Power Corp. 9.50% 2008/5/                                6,517           6,061          .55

                                                                               -----------    --------

                                                                               49,558         4.46

                                                                               -----------    --------

Leisure, Tourism & Restaurants - 6.32%

Foodmaker, Inc.:

 9.25% 1999                                                    14,000          13,020         1.17

 9.75% 2002                                                    8,824           7,677          .69

Four Seasons Hotels Inc. 9.125% 2000/5/                        7,000           6,825          .61

Harrah's Jazz Finance Corp. 14.25% 2001                        16,125          15,077         1.36

Kloster Cruise Ltd. 13.00% 2003                                13,100          9,563          .86

Plitt Theatres, Inc. 10.875% 2004                              15,500          14,725         1.33

Station Casinos, Inc. 9.625% 2003                              3,500           3,325          .30

                                                                               -----------    --------

                                                                               70,212         6.32

                                                                               -----------    --------

Manufacturing & Materials - 6.82%

ACME Metals Inc.:

 12.50% 2002                                                   7,000           6,930          .62

 0%/13.50% 2004/1/                                             5,750           4,514          .41

AK Steel Corporation 10.75% 2004                               6,500           6,947          .63

Coltec Industries Inc.:

 9.75% 1999                                                    2,500           2,606          .23

 9.75% 2000                                                    12,500          13,031         1.17

Exide Corp. 10.00% 2005                                        7,250           7,649          .69

Kaiser Aluminum and Chemical Corp.:

 9.875% 2002                                                   3,000           3,000          .27

 12.75% 2003                                                   8,000           8,660          .78

MagneTek, Inc. 10.75% 1998                                     5,700           5,985          .54

Owens-Illinois, Inc. 11.00% 2003                               4,750           5,219          .47

UCAR Global Enterprises Inc. 12.00% 2005                       3,430           3,824          .34

Westinghouse Air Brake Company 9.375% 2005                     5,750           5,951          .54

Westpoint Stevens Inc. 8.75% 2001                              1,500           1,489          .13

                                                                               -----------    --------

                                                                               75,805         6.82

                                                                               -----------    --------

Merchandising - 3.94%

Ann Taylor 8.75% 2000                                          3,000           2,730          .25

Barnes & Noble, Inc. 11.875% 2003                              9,450           10,442         .94

Levitz Furniture Corp. 12.375% 1997                            2,000           2,010          .18

Thrifty PayLess, Inc.:

 11.75% 2003                                                   10,000          10,525         .95

 Units, 12.25% 2004                                            2,000           2,157          .19

 12.25% 2004                                                   15,250          15,860         1.43

                                                                               -----------    --------

                                                                               43,724         3.94

                                                                               -----------    --------

Miscellaneous Services - 2.24%

ADT Operations 9.25% 2003                                      2,000           2,085          .19

Neodata Services, Inc. 0%/12.00% 2003/1/                       12,000          10,680         .96

Protection One Alarm Monitoring, Inc.

 Units, 0%/13.625% 2005/1/                                     9,500           6,745          .60

Universal Health Services, Inc. 8.75% 2005                     5,500           5,431          .49

                                                                               -----------    --------

                                                                               24,941         2.24

                                                                               -----------    --------

Real Estate - 0.35%

B.F. Saul Real Estate Investment Trust

 11.625% 2002                                                  4,000           3,920          .35

                                                                               -----------    --------

Transportation - 2.31%

Delta Air Lines, Inc.:

 10.375% 2011                                                  2,000           2,353          .21

 Pass-through certificates, Series 1993-A2,

  10.50% 2016                                                  1,000           1,188          .11

 10.375% 2022                                                  1,750           2,096          .19

Jet Equipment Trust, Series 1995-B, 10.91% 2014                1,000           1,035          .09

Northwest Airlines, Inc. 12.092% 2000                          1,668           1,720          .16

NWA Inc. 8.625% 1996                                           1,175           1,175          .11

NWA Trust, Class D, 13.875% 2008                               3,750           4,242          .38

TNT Transport (Europe) PLC TNT (USA)

 Inc. 11.50% 2004                                              5,500           5,706          .51

Viking Star Shipping Inc. 9.625% 2003                          6,000           6,135          .55

                                                                               -----------    --------

                                                                               25,650         2.31

                                                                               -----------    --------

Collateralized Mortgage/Asset-Backed

 Obligations/6/ - 0.57%

Fifth Avenue Capital Trust, Class C, 12.36% 2002               5,000           5,150          .46

Resolution Trust Corp.:

 Series 1993-C1, Class E, 9.50% 2024                           413             406            .04

 Series 1993-C2, Class E, 8.50% 2025                           741             733            .07

                                                                               -----------    --------

                                                                               6,289          .57

                                                                               -----------    --------

Non-U.S. Governments and Governmental

Authorities - 1.46%

Argentina (Republic of):

 6.812% 2005/4/                                                6,000           3,720          .34

 5.00% 2023/4/                                                 2,000           960            .09

Brazil (Federal Republic of) DCB, 7.313% 2012/4/               2,000           1,153          .10

Poland (Republic of):

 Past Due Interest Bond 3.25% 2014/4/                          7,000           4,410          .40

 Discount Bond 7.125% 2024/4/                                  1,500           1,157          .10

United Mexican States Collateralized Eurobond:

 Series A, 6.25% 2019                                          1,400           845            .08

 Series B, 6.25% 2019                                          6,500           3,924          .35

                                                                               -----------    --------

                                                                               16,169         1.46

                                                                               -----------    --------

U.S. Treasury Obligations - 4.44%

7.25% 1998                                                     5,000           5,147          .46

6.875% 1999                                                    20,000          20,594         1.85

6.75% 2000                                                     3,000           3,085          .28

7.50% 2001                                                     10,000          10,709         .97

5.75% 2003                                                     8,000           7,783          .70

5.875% 2004                                                    2,000           1,958          .18

                                                                               -----------    --------

                                                                               49,276         4.44

                                                                               -----------    --------

Total Bonds & Notes (cost: $1,002,108,000)                                     1,001,687      90.16

                                                                               -----------    --------

                                                               Number of

                                                               Shares

Stocks (Common & Preferred) - 2.46%

California Energy Co., Inc./7/                                 25,000          513            .05

CellNet Data Systems, Inc., warrants/7/                        100,000         2,057          .18

Cellular Communications, Inc./7/                               35,000          1,907          .17

Comcast Corp., Class A                                         10,000          199            .02

Comcast Corp., Class A, special stock                          20,000          400            .04

Dial Page, Inc., warrants/7/                                   21,250          -              .00

Foodmaker, Inc./7/                                             30,000          173            .02

Host Marriott Corp./7/                                         13,896          172            .01

LIN Broadcasting Corp./7/                                      2,000           259            .02

Marriott International Inc.                                    13,896          519            .05

Nacional Financiers S.N.C. PRIDES 11.25% 1998                  20,000          655            .06

Nortel Inversora SA, Class A, preferred

 (American Depositary Receipts)/5/                             2,016,500       20,467         1.84

                                                                               -----------    --------

Total Stocks (cost: $21,397,000)                                               27,321         2.46

                                                                               -----------    --------

                                                               Principal

                                                               Amount

                                                               (000)

Convertible Debentures - 0.12%

Euro Disney S.C.A. 6.75% 2001                                  $7,700          1,336          .12

                                                                               -----------    --------

Total Convertible Debentures (cost:

 $990,000)                                                                     1,336          .12

                                                                               -----------    --------

Short-Term Securities

Corporate Short-Term Notes - 6.03%

Associates Corp. of North America 6.61%

 due 10/2/95                                                   8,680           8,677          .78

Commonwealth Bank of Australia 5.75% due 10/3/95               10,000          9,995          .90

Ford Motor Credit Co. 5.74% due 10/6/95                        15,000          14,986         1.35

H.J. Heinz Co. 5.74% due 10/5/95                               12,000          11,990         1.08

UBS Finance (Delaware) Inc. 6.50% due 10/2/95                  13,300          13,295         1.20

Wal-Mart Stores Inc. 5.70% due 10/2/95                         8,000           7,998          .72

                                                                               -----------    --------

Total Short-Term Securities (cost:

 $66,941,000)                                                                  66,941         6.03

                                                                               -----------    --------

Total Investment Securities (cost:

 $1,091,436,000)                                                               1,097,285      98.77

Excess of cash and receivables over

 payables                                                                      13,701         1.23

                                                                               -----------    --------

Net Assets                                                                     $1,110,986     100.00%

                                                                               ===========    ========



/1/ Represents a zero coupon bond which

 will convert to a coupon-bearing

 security at a later date.


/2/ CenCall Communications merged with NEXTEL on

 July 28, 1995, and Dial Call Communications is

 expected to merge with NEXTEL before the end of

 this calendar year.  After their respective

 closings, the securities of CenCall and Dial Call

 will become obligations of NEXTEL.


/3/ Valued under procedures established by the Board

 of Trustees.


/4/ Coupon rate may change periodically.


/5/ Purchased in a private placement

 transaction; resale to the public may

 require registration.


/6/ Pass-through security backed by a pool

 of mortgages or other loans on which

 principal payments are periodically

 made. Therefore, the effective maturity

 of these securities is shorter than the

 stated maturity.


/7/ Non-income-producing security.


See Notes to Financial Statements

American High-Income Trust
Financial Statements
Statement of Assets and Liabilities
at September 30, 1995 (dollars in thousands)

Assets:

 Investment securities

  (cost: $1,091,436)                                                     $1,097,285

 Cash                                                                    211

 Receivables for--

  Sales of investments                                $ 3,195

  Sales of fund's shares                              3,344

  Accrued dividends and interest                      20,349             26,888

                                                      -------------      ---------------

                                                                         1,124,384

Liabilities:

 Payables for--

  Purchases of investments                            8,437

  Repurchases of fund's shares                        784

  Forward currency contracts                          74

  Dividends on fund's shares                          3,437

  Management services                                 468

  Accrued expenses                                    198                13,398

                                                      --------------     ---------------

Net Assets at September 30, 1995--

 Equivalent to $14.30 per share on

 77,694,271 shares of beneficial

 interest issued and outstanding;

 unlimited shares authorized                                             $1,110,986

                                                                         ===============



Statement of Operations

for the year ended September 30, 1995

(dollars in thousands)

Investment Income:

 Income:

  Dividends                                           $  2,167

  Interest                                            95,851             $ 98,018

                                                      -------------

 Expenses:

  Management services fee                             4,916

  Distribution expenses                               2,068

  Transfer agent fee                                  738

  Reports to shareholders                             101

  Registration statement and prospectus               103

  Postage, stationery and supplies                    122

  Trustees' fees                                      21

  Auditing and legal fees                             43

  Custodian fee                                       51

  Taxes other than federal income tax                 18

  Other expenses                                      13                 8,194

                                                      -------------      ---------------

  Net investment income                                                  89,824

                                                                         ---------------

Realized Loss and Unrealized

 Appreciation on Investments:

 Net realized loss                                                       (7,154)

 Net unrealized (depreciation)

  appreciation on investments:

  Beginning of year                                   (31,188)

  End of year                                         5,775

                                                      -------------

   Net change from unrealized depreciation

    to unrealized appreciation on investments                            36,963

                                                                         ---------------

  Net realized loss and unrealized

   appreciation on investments                                           29,809

                                                                         ---------------

Net Increase in Net Assets

 Resulting from Operations                                               $119,633

                                                                         ===============



Statement of Changes in Net Assets

(dollars in thousands)

                                                      Year Ended

                                                      September 30,

                                                      1995               1994

Operations:                                           -------------      ---------------

 Net investment income                                $   89,824         $ 68,864

 Net realized (loss) gain on investments              (7,154)            5,459

 Net unrealized appreciation (depreciation)

  on investments                                      36,963             (65,611)

                                                      -------------      ---------------

  Net increase in net assets

   resulting from operations                          119,633            8,712

                                                      -------------      ---------------



Dividends and Distributions

 Paid to Shareholders:

 Dividends from net investment income                 (87,231)           (65,637)

 Distributions from net realized

  gain on investments                                 (4,494)            (13,187)

                                                      -------------      ---------------

  Total dividends and distributions                   (91,725)           (78,824)

                                                      -------------      ---------------

Capital Share Transactions:

 Proceeds from shares sold:

  30,002,672 and 29,570,527

  shares, respectively                                414,416            438,518

 Proceeds from shares issued in

  reinvestment of net investment

  income dividends and distributions

  of net realized gain on

  investments: 4,145,269 and

  3,412,975 shares, respectively                      56,782             50,345

 Cost of shares repurchased:

  16,228,009 and 19,805,346

  shares, respectively                                (223,033)          (291,279)

                                                      -------------      ---------------

  Net increase in net assets

   resulting from capital share

   transactions                                       248,165            197,584

                                                      -------------      ---------------

Total Increase in Net Assets                          276,073            127,472



Net Assets:

 Beginning of year                                    834,913            707,441

                                                      -------------      ---------------

 End of year (including undistributed

  net investment income: $7,839

  and $5,246, respectively)                           $1,110,986         $834,913

                                                      =============      ===============


See Notes to Financial Statements

Notes to Financial Statements

1. American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 Stocks and convertible debentures are stated at market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the year or, for listed securities having no sales reported, upon last-reported bid prices on that date. Securities traded in the over-the-counter market are valued at the last available sale prior to the time of valuation or, lacking any sales, at the last reported bid price.

 Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type.

 Short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts on securities purchased are amortized over the life of the respective securities. The fund does not amortize premiums on securities purchased. Dividends are declared on a daily basis after the determination of the fund's net asset value and paid to shareholders on a monthly basis. Distributions paid to shareholders are recorded on the ex-dividend date.

 Investment securities and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the year. Purchases and sales of investment securities, income, and expenses are calculated using the prevailing exchange rate as accrued. The fund does not identify the portion of each amount shown in the fund's statement of operations under the caption "Realized Loss and Unrealized Appreciation on Investments" that arises from changes in non-U.S.currency exchange rates.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $51,000 includes $32,000 that was paid by these credits rather than in cash.


2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of September 30, 1995, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $5,849,000, of which $33,612,000 related to appreciated securities and $27,763,000 related to depreciated securities. The fund has available at September 30, 1995 a net capital loss carryforward totaling $7,107,000, which may be used to offset capital gains realized during subsequent years through 2002 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. There was no difference between book and tax realized gains on securities transactions for the year ended September 30, 1995. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $1,091,436,000 at September 30, 1995.

3. The fee of $4,916,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; and 0.18% of such assets in excess of $1 billion; plus 3.00% on the first $100 million of the fund's annual gross investment income; and 2.50% of such income in excess of $100 million.

 Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1995, distribution expenses under the Plan were $2,068,000. As of September 30, 1995, accrued and unpaid distribution expenses were $173,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $738,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,209,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 Trustees of the fund who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1995, aggregate amounts deferred were $16,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS, and AFD. No such persons received any remuneration directly from the fund.

4. As of September 30, 1995, accumulated net realized loss on investments was $7,107,000 and paid-in capital was $1,104,479,000.
 The fund made purchases and sales of investment securities, excluding short-term securities, of $430,069,000 and $254,299,000, respectively, during the year ended September 30, 1995.

 The fund purchases forward currency contracts in anticipation of, or to protect itself against, fluctuations in exchange rates. The contracts are recorded at market value and reflect the extent of the fund's involvement in these financial instruments. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from the possible movements in non-U.S. exchange rates and securities values underlying these instruments. At September 30, 1995, the fund had an outstanding forward currency contract to sell non-U.S. currency as follows:



                                           Contract Amount                  U.S. Valuation at 9/30/95

                                           ------------    ------------   -------------   ------------

                                                                                          Unrealized

Non-U.S. Currency Contracts                                        Non-U.S.        U.S.           Amount          Depreciation

--    ----------------------------         ------------    ------------   -------------   ------------



French Francs expiring 11/27/95                                         FF5,100,000    $961,000       $1,035,000      $(74,000)








Per-Share
Data and Ratios

                                         Year Ended September 30,

                                         1995          1994         1993           1992         1991

                                         --------      --------     --------       --------     --------

Net Asset Value, Beginning

 of Year                                 $13.97        $15.18       $14.58         $13.56       $11.81

                                         --------      --------     --------       --------     --------

 Income from Investment

  Operations:

  Net investment income                  1.33          1.25         1.28           1.35         1.46

  Net realized and

   unrealized gain

   (loss) on investments                 .39           (.99)        .74            .99          1.78

                                         --------      --------     --------       --------     --------

   Total income from

    investment operations                1.72          .26          2.02           2.34         3.24

                                         --------      --------     --------       --------     --------

 Less Distributions:

  Dividends from net

   investment income                     (1.32)        (1.21)       (1.29)         (1.32)       (1.49)

  Distributions from net

   realized gains                        (.07)         (.26)        (.13)             -            -

                                         --------      --------     --------       --------     --------

   Total distributions                   (1.39)        (1.47)       (1.42)         (1.32)       (1.49)

                                         --------      --------     --------       --------     --------

Net Asset Value, End of Year             $14.30        $13.97       $15.18         $14.58       $13.56

                                         ========      ========     ========       ========     ========

Total Return *                           13.34%        1.60%        14.59%         18.08%       29.13%

Ratios/Supplemental Data:

 Net assets, end of year

  (in millions)                          $1,111        $835         $707           $438         $255

 Ratio of expenses to average

  net assets                             .89%          .86%         .87%           .94%         1.00%

 Ratio of net income to

  average net assets                     9.72%         8.63%        8.60%          9.58%        11.41%

 Portfolio turnover rate                 29.56%        42.03%       44.37%         58.04%       44.38%


* This was calculated without deducting a sales charge.
The maximum sales charge is 4.75% of the fund's offering price.

Independent Auditors' Report

To the Board of Trustees and Shareholders of American High-Income Trust:

 We have audited the accompanying statement of assets and liabilities of American High-Income Trust, including the schedule of portfolio investments as of September 30,1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the per-share data and ratios based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American High-Income Trust as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Los Angeles, California
October 23, 1995

1995 TAX INFORMATION (unaudited)

 We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

 Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 2% of the dividends paid by the fund from net investment income represents qualifying dividends.

 Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 3% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

 Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many plan retirement trusts may need this information for their annual information reporting.

 Since the amounts above are reported for the fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV which will be mailed in January 1996 to determine the calendar year amounts to be included on their 1995 tax returns. Shareholders should consult their tax advisers.

              PART C
OTHER INFORMATION
AMERICAN HIGH-INCOME TRUST

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:
 Included in Prospectus - Part A
  Financial Highlights
 Included in Statement of Additional Information - Part B
 Investment Portfolio   Notes to Financial Statements
 Statement of Assets and Liabilities Per-Share Data and Ratios
 Statement of Operations     Independent Auditors Report
 Statement of Changes in Net Assets

(B) EXHIBITS:
 1. On file (see SEC file No. 33-17917, Initial Form N-1A filed 10/15/87)
 2. On file (see SEC file No. 33-17917, Pre-Effec Amndmnt No. 1 filed 12/10/87)
 3. None.
 4. On file (see SEC file No. 33-17917, Pre-Effec Amndmnt No. 3 filed 1/15/88)
 5. On file (see SEC file No. 33-17917, Pre-Effec Amndmnt No. 1 filed 12/10/87)
 6. On file (see SEC file No. 33-17917, Post-Effec Amndmnt No. 10 filed
12/1/93)
 7. None.
 8. On file (see SEC file No. 33-17917, Pre-Effec Amndmnt No. 1 filed 12/10/87)
    9. Form of Shareholder Service Agreement between Registrant and American Funds Service Company, as amended 1/1/95
10. Not applicable to this filing.
11. Consent of Independent Auditors
12. None.
13. On file (see SEC file No. 33-17917, Pre-Effec Amndmnt No. 3 filed 1/15/88)
14. On file (see SEC file No. 33-17917, Initial Form N-1A filed 10/15/87)
15. On file (see SEC file No. 33-1791, Pre-Effec Amndmnt No. 1 filed 12/10/87)
16. Updates to previously filed schedule for computation of each performance quotation provided in the Registration Statement in resonse to Item 22 (see SEC file Nos. 811-5364 and 33-1791)
   17. Financial data schedule (EDGAR)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
   As of September 30, 1995


Number of

Title of Class           Record Holders



Shares of beneficial     63,994

interest (no par value)



ITEM 27. INDEMNIFICATION.

     Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.


 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 29. PRINCIPAL UNDERWRITERS.
  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



(B) (1)                                 (2)                           (3)



      NAME AND PRINCIPAL            POSITIONS AND OFFICES         POSITIONS AND OFFICES

         BUSINESS ADDRESS             WITH UNDERWRITER              WITH REGISTRANT



#     David L. Abzug                Assistant Vice President      None



      John A. Agar                  Regional Vice President       None
       1501 N. University, Suite 225
       Little Rock, AR 72207



      Robert B. Aprison             Regional Vice President       None

      2983 Bryn Wood Drive

      Madison, WI  53711



&     Richard Armstrong             Assistant Vice President      None



*     William W. Bagnard            Vice President                None



      Steven L. Barnes              Vice President                None

      8000 Town Line Avenue South

      Suite 204

      Minneapolis, MN 55438



      Michelle A. Bergeron          Regional Vice President       None

      1190 Rockmart Circle

      Kennesaw, GA  30144



      Joseph T. Blair               Vice President                None

      27 Drumlin Road

      West Simsbury, CT  06092



      Ian B. Bodell                 Regional Vice President       None

       3100 West End Avenue, Suite 870

      Nashville, TN  37215



      Michael L. Brethower          Vice President                None

      108 Hagen Court

      Georgetown, TX  78628



      C. Alan Brown                 Regional Vice President       None

      4619 McPherson Avenue

      St. Louis, MO  63108



*     Daniel C. Brown               Director, Sr. Vice President    None



@     J. Peter Burns                Vice President                None



      Brian C. Casey                Regional Vice President       None

      9508 Cable Drive

      Kensington, MO  20895



      Victor C. Cassato             Vice President                None

      999 Green Oaks Drive

      Littleton, CO  80121



      Christopher J. Cassin         Regional Vice President       None

      231 Burlington

      Clarendon Hills, IL  60514



      Denise M. Cassin              Regional Vice President       None

       1425 Vallejo, #203

       San Francisco, CA 94109



*     Larry P. Clemmensen           Director, Treasurer           None



*     Kevin G. Clifford             Senior Vice President         None



      Ruth M. Collier               Vice President                None

      145 West 67th St. Ste. 12K

      New York, NY  10023



      Thomas E. Cournoyer           Vice President                None

      2333 Granada Boulevard

      Coral Gables, FL  33134



      Douglas A. Critchell          Vice President                None

       3521 Rittenhouse Stret, N.W.

      Washington, DC  20007



&     Carl D. Cutting               Vice President                None



      Michael A. Dilella            Vice President                None

      P. O. Box 661

      Ramsey, NJ  07446



      G. Michael Dill               Senior Vice President         None

      3622 E. 87th Street

      Tulsa, OK  74137



      Kirk D. Dodge                 Regional Vice President       None

      2617 Salisbury Road

      Ann Arbor, MI  48103





      Peter J. Doran                Sr. Vice President            None

      1205 Franklin Avenue

      Garden City, NY  11530



*     Michael J. Downer             Secretary                     Vice President



      Robert W. Durbin              Vice President                None

      74 Sunny Lane

      Tiffin, OH  44883



&     Lloyd G. Edwards              Vice President                None



@     Richard A. Eychner            Vice President                None



*     Paul H. Fieberg               Sr. Vice President            None



      John Fodor                    Regional Vice President       None

      5 Marlborough Street, Suite 51

      Boston, MA  02116



*     Mark P. Freeman, Jr.          Director, President           None



      Clyde E. Gardner              Vice President                None

      Route 2, Box 3162

      Osage Beach, MO  65065



#     Evelyn K. Glassford           Vice President                None



      Jeffrey J. Greiner            Regional Vice President       None

      5898 Heather Glen Court

      Dublin, OH  43017



*     Paul G. Haaga, Jr.            Director                      Chairman of the Board



      David E. Harper               Vice President                None

      R.D., 1 Box 210, Rte 519

      Baptistown, NJ  08825





      Ronald R. Hulsey              Regional Vice President       None

      6744 Avalon

      Dallas, TX  75214



*     Robert L. Johansen            Vice President, Controller    None



      Michael J. Johnston           Chairman of the Board         None

       630 Fifth Avenue, 36th Floor

       New York, NY 10111-0121



*     V. John Kriss                 Sr. Vice President            None



      Arthur J. Levine              Vice President                None

      12558 Highlands Place

      Fishers, IN  46038



#     Karl A. Lewis                 Assistant Vice President      None



      T. Blake Liberty              Regional Vice President       None

      12585-E East Tennessee Circle

      Aurora, CO  80012



      Steve A. Malbasa              Regional Vice President       None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel              Vice President                None

      5241 South Race Street

      Littleton, CO  90121



*     John C. Massar                Vice President                None



*     E. Lee McClennahan            Vice President                None



      Laurie B. McCurdy             Regional Vice President       None

       6008 E. Anderson Drive

       Scottsdale, AZ 85255



&     John V. McLaughlin            Senior Vice President         None



      Terry W. McNabb               Vice President                None

      2002 Barrett Station Road

      St. Louis, MO  63131



*     R. William Melinat            Vice President - Institutional   None

                                    Investment Services Division



      David R. Murray               Regional Vice President       None

      25701 S.E. 32nd Place

      Issaquah, WA  98027



      Stephen S. Nelson             Vice President                None

      7215 Trevor Court

      Charlotte, NC  28226



*     Barbara G. Nicholich          Assistant Vice President -    None

                                    Institutional Investment Services Division



      William E. Noe                Regional Vice President       None

       12535 Barkley

       Overland Park, KS 66209



      Peter A. Nyhus                Regional Vice President       None

       3084 Wilds Ridge Court

       Prior Lake, MN 55372



      Eric P. Olson                 Regional Vice President       None

       62 Park Drive

       Glenview, IL 60025



      Fredric Phillips              Regional Vice President       None

      32 Ridge Avenue

      Newton Centre, MA  02159



#     Candance D. Pilgrim           Assistant Vice President      None





      Carl S. Platou                Regional Vice President       None

       4021 96th Avenue, S.E.

       Mercer Island, WA 98040



*     John O. Post                  Vice President                None



      Steven J. Reitman             Vice President                None

      212 The Lane

      Hinsdale, IL  60521





      Brian A. Roberts              Regional Vice President       None

      12025 Delmahoy Drive

      Charlotte, NC  28277



*     George L. Romine              Vice President - Institutional   None

                                    Investment Services Division



      George S. Ross                Vice President                None

      55 Madison Avenue

      Morristown, NJ  07962



*     Julie D. Roth                 Vice President                None



      Douglas F. Rowe               Regional Vice President       None

       104 River Road

       Georgetown, TX 78628



*     Christopher Rowey             Regional Vice President       None



      Dean B. Rydquist              Vice President                None

       1080 Bay Point Crossing

       Alpharetta, GA 30202



      Richard R. Samson             Vice President                None

      4604 Glencoe Avenue, No. 4

      Marina del Rey, CA  90292



      Joseph D. Scarpitti           Regional Vice President       None

       25760 Kensington Drive

       Westlake, OH 44145



      David W. Short                Vice President                None

      1000 RIDC Plaza, Suite 212

      Pittsburgh, PA  15238



*     Victor S. Sidhu               Vice President - Institutional   None

                                    Investment Services Division



      William P. Simon, Jr.         Vice President                None

      554 Canterbury Lane

      Berwyn, PA  19312



*     John C. Smith                 Vice President - Institutional   None

                                    Investment Services Division

*     Mary E. Smith                 Assistant Vice President -    None

                                    Institutional Investment Services Division



      Rodney G. Smith               Regional Vice President       None

      2350 Lakeside Blvd., #850

      Richardson, TX  75082



      Nicholas D. Spadaccini        Regional Vice President       None

       855 Markley Woods Way

       Cincinnati, OH 45230



      Daniel S. Spradling           Senior Vice President         None

      #4 West Fourth Avenue, Suite 406

      San Mateo, CA  94402



      Craig R. Strauser             Regional Vice President       None

       17040 Summer Place

       Lake Oswego, OR 97035



      Francis N. Strazzeri          Regional Vice President       None

       31641 Saddletree Drive

       Westlake Village, CA 91361



&     James P. Toomey               Assistant Vice President      None



%     Christopher E. Trede          Assistant Vice President      None



      George F. Truesdail           Vice President                None

      400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith          Regional Vice President       None

      606 Glenwood Avenue

      Mill Valley, CA  94941



@     Andrew J. Ward                Vice President                None



*     David M. Ward                 Assistant Vice President -    None
                                    Institutional

                                    Investment Services Division



      Thomas E. Warren              Regional Vice President       None

       4001 Crockers Lake Blvd., #1012

      Sarasota, FL  34242



#     J. Kelly Webb                 Sr. Vice President            None



      Gregory J. Weimer             Regional Vice President       None

      125 Surrey Drive

      Canonsburg, PA  15317



#     Timothy W. Weiss              Director                      None



*     N. Dexter Williams            Vice President                None
*



      Timothy J. Wilson             Regional Vice President       None

      113 Farmview Place

      Venetia, PA  15367



@     Marshall D. Wingo             Sr. Vice President            None



#     Robert L. Winston             Director, Sr. Vice President   None



      William R. Yost               Regional Vice President       None

       9320 Overlook Trail

       Eden Prairie, MN 55347



      Janet M. Young                Regional Vice President       None

      1616 Vermont

      Houston, TX  77006



__________
* Business Address, 333 South Hope Street, Los Angeles, CA  90071
** Business Address, Four Embarcadero, Suite 1800, San Francisco, CA 94111 # Business Address, 135 South State College Boulevard, Brea, CA 92621
& Business Address, 8000 IH-10, Suite 1400, San Antonio, TX  78230
@ Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
% Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
 (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92621.
  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA
23514.
  Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.
  None.

ITEM 32. UNDERTAKINGS.
  (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 20th day of November, 1995.

   AMERICAN HIGH-INCOME TRUST
   By/s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 20, 1995, by the following persons in the capacities indicated.

         SIGNATURE                                TITLE



(1)      Principal Executive Officer:



         /s/ Richard T. Schotte                       President

            (Richard T. Schotte)



(2)      Principal Financial Officer and

         Principal Accounting Officer:



         /s/ Mary C. Cremin                         Vice President and Treasurer

            (Mary C. Cremin)



(3)      Trustees:



         H. Frederick Christie*                   Trustee

         Diane C. Creel*/1/                       Trustee

         Martin Fenton, Jr.*                      Trustee

         Leonard R. Fuller*/1/                    Trustee



         /s/ Abner D. Goldstine                   Trustee

         (Abner D. Goldstine)



         Herbert Hoover III*                      Trustee

         Richard G. Newman*                       Trustee

         Peter C. Valli*                          Trustee


/1/ Powers of Attorney attached hereto.
*By  /s/ Julie F. Willliams
 Julie F. Williams, Attorney-in-Fact
 Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
     /s/ Michael J. Downer
     Michael J. Downer

                               POWER OF ATTORNEY

 I, Leonard R. Fuller, the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High-Income Trust do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 12th day of December, 1994.

    /s/ Leonard R. Fuller
    Leonard R. Fuller, Trustee

                               POWER OF ATTORNEY

 I, Diane C. Creel, the undersigned Trustee of American High-Income Trust, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of American High-Income Trust do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of American High-Income Trust File No. 33-17917 under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 12th day of December, 1994.

    /s/ Diane C. Creel
    Diane C. Creel, Trustee